Schedule of Investments (Unaudited), March 31, 2025
Impax Large Cap Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.7%
Communication Services 7.4%
Alphabet, Inc., A ............ 408,212 $ 63,125,903
Walt Disney Co. (The) ........ 271,624 26,809,289
89,935,192
Consumer Discretionary 9.2%
a
Amazon.com, Inc. ........... 118,833 22,609,166
a
Aptiv plc .................. 335,518 19,963,321
eBay, Inc. ................. 571,497 38,707,492
Starbucks Corp. ............ 178,907 17,548,988
a
Ulta Beauty, Inc. ............ 38,500 14,111,790
112,940,757
Consumer Staples 5.9%
Colgate-Palmolive Co. ....... 207,886 19,478,918
McCormick & Co., Inc. ....... 288,315 23,731,208
Procter & Gamble Co. (The) ... 172,850 29,457,097
72,667,223
Financials 15.3%
Citizens Financial Group, Inc. .. 459,184 18,812,768
CME Group, Inc. ............ 99,119 26,295,280
JPMorgan Chase & Co. ....... 116,976 28,694,213
KeyCorp .................. 809,725 12,947,503
Progressive Corp. (The) ...... 68,975 19,520,615
RenaissanceRe Holdings Ltd. .. 83,966 20,151,840
b
Visa, Inc., A ................ 96,222 33,721,962
Voya Financial, Inc. .......... 397,757 26,952,014
187,096,195
Health Care 13.9%
Agilent Technologies, Inc. ..... 205,225 24,007,220
a
Avantor, Inc. ............... 1,183,061 19,177,419
a
Boston Scientific Corp. ....... 160,332 16,174,292
CVS Health Corp. ........... 366,125 24,804,969
Danaher Corp. ............. 91,454 18,748,070
Eli Lilly & Co. .............. 27,127 22,404,461
Gilead Sciences, Inc. ........ 155,724 17,448,874
Merck & Co., Inc. ........... 308,062 27,651,645
170,416,950
Industrials 8.7%
Hubbell, Inc., B ............. 65,340 21,621,659
Stanley Black & Decker, Inc. ... 292,014 22,450,036
Trane Technologies plc ....... 61,381 20,680,487
a
Uber Technologies, Inc. ....... 196,050 14,284,203
Xylem, Inc. ................ 224,357 26,801,687
105,838,072
c
Information Technology 29.3%
Apple, Inc. ................ 170,014 37,765,210
Applied Materials, Inc. ........ 118,237 17,158,553
Marvell Technology, Inc. ...... 298,287 18,365,531
Microsoft Corp. ............. 250,056 93,868,522
NVIDIA Corp. .............. 801,916 86,911,656
Oracle Corp. ............... 215,546 30,135,486
a
Palo Alto Networks, Inc. ...... 111,662 19,054,004
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
a
ServiceNow, Inc. ............ 27,791 $ 22,125,527
a
Synopsys, Inc. ............. 41,868 17,955,092
TE Connectivity plc .......... 110,236 15,578,551
358,918,132
Materials 2.7%
International Paper Co. ....... 250,303 13,353,665
Linde plc .................. 41,603 19,372,021
32,725,686
Real Estate 4.7%
American Tower Corp., REIT ... 93,721 20,393,690
Prologis, Inc., REIT .......... 187,382 20,947,434
Ventas, Inc., REIT ........... 228,277 15,696,326
57,037,450
Utilities 1.6%
American Water Works Co., Inc. 135,570 19,999,286
Total Common Stocks
(Cost $893,462,051) ..............
1,207,574,943
Money Market 1.5%
d,e
JPMorgan Prime Money Market
Fund, 4.520% ............ 18,821,714 18,821,714
(Cost $18,821,714)
a
Total Investments 100.2%
(Cost $912,283,765) .............
$1,226,396,657
Other Assets, less Liabilities (0.2)%
(2,060,487)
Net Assets 100.0% ...............
$1,224,336,170
a
Non-income producing security.
b
Security or partial position of this security was on loan as of March 31,
2025. The total market value of securities on loan as of March 31, 2025 was $32,989,370.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of March 31, 2025.
e
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), March 31, 2025
Impax Small Cap Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.6%
Communication Services 1.2%
a,b
TechTarget, Inc. ............ 526,387 $ 7,795,792
Consumer Discretionary 7.9%
Autoliv, Inc. ................ 55,000 4,864,750
Columbia Sportswear Co. ..... 90,515 6,851,081
a
Modine Manufacturing Co. .... 60,000 4,605,000
a
Planet Fitness, Inc., A ........ 139,271 13,454,971
a
Rivian Automotive, Inc., A ..... 450,000 5,602,500
a
Visteon Corp. .............. 57,500 4,463,150
Wyndham Hotels & Resorts, Inc. 120,000 10,861,200
50,702,652
Consumer Staples 9.4%
a
BJ's Wholesale Club Holdings,
Inc. .................... 119,955 13,686,865
a
Darling Ingredients, Inc. ...... 218,294 6,819,505
a
Freshpet, Inc. .............. 70,000 5,821,900
a
Simply Good Foods Co. (The) .. 258,620 8,919,804
a
US Foods Holding Corp. ...... 300,000 19,638,000
a
Vital Farms, Inc. ............ 185,000 5,636,950
60,523,024
Financials 17.9%
Acadian Asset Management, Inc. 1,100,000 28,446,000
Cullen/Frost Bankers, Inc. ..... 115,000 14,398,000
Eastern Bankshares, Inc. ..... 815,540 13,374,856
Pinnacle Financial Partners, Inc. 70,000 7,422,800
RenaissanceRe Holdings Ltd. .. 27,500 6,600,000
Victory Capital Holdings, Inc., A . 625,000 36,168,750
Voya Financial, Inc. .......... 140,000 9,486,400
115,896,806
Health Care 24.3%
a
Cytokinetics, Inc. ............ 175,000 7,033,250
a
Enovis Corp. ............... 210,630 8,048,172
a
Health Catalyst, Inc. ......... 2,750,000 12,457,500
a
Inspire Medical Systems, Inc. .. 50,000 7,964,000
a
Ligand Pharmaceuticals, Inc. ... 280,208 29,461,069
a
Merit Medical Systems, Inc. .... 100,000 10,571,000
a
Merus NV ................. 180,000 7,576,200
a
Neurocrine Biosciences, Inc. ... 100,000 11,060,000
a
OmniAb, Inc. ............... 761,387 1,827,329
a
Pacira BioSciences, Inc. ...... 540,027 13,419,671
a
Prestige Consumer Healthcare,
Inc. .................... 135,000 11,605,950
a
Roivant Sciences Ltd. ........ 2,000,000 20,180,000
a
SI-BONE, Inc. .............. 766,761 10,757,657
a
Travere Therapeutics, Inc. ..... 300,000 5,376,000
157,337,798
Industrials 15.3%
b
Advanced Drainage Systems, Inc. 56,489 6,137,530
Arcosa, Inc. ............... 81,000 6,246,720
a
Array Technologies, Inc. ...... 1,250,000 6,087,500
a
AZEK Co., Inc. (The), A ....... 171,099 8,365,030
a
Casella Waste Systems, Inc., A . 60,000 6,690,600
a
Dycom Industries, Inc. ........ 43,000 6,550,620
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
Enpro, Inc. ................ 48,000 $ 7,765,920
a
Gates Industrial Corp. plc ..... 317,713 5,849,096
a
Generac Holdings, Inc. ....... 100,000 12,665,000
Herc Holdings, Inc. .......... 35,000 4,699,450
a
Lyft, Inc., A ................ 600,000 7,122,000
MSA Safety, Inc. ............ 45,089 6,614,105
Quanex Building Products Corp. 337,750 6,278,773
WillScot Holdings Corp. ....... 275,000 7,645,000
98,717,344
Information Technology 11.2%
a
8x8, Inc. .................. 2,000,000 4,000,000
A10 Networks, Inc. .......... 360,000 5,882,400
a
Ciena Corp. ............... 149,914 9,059,303
a
Extreme Networks, Inc. ....... 955,178 12,637,005
a
Mitek Systems, Inc. .......... 850,000 7,012,500
a
NetScout Systems, Inc. ....... 580,000 12,185,800
a
Onto Innovation, Inc. ......... 74,057 8,986,076
a
Sprout Social, Inc., A ......... 188,724 4,150,041
a
Workiva, Inc., A ............. 113,586 8,622,313
72,535,438
Materials 4.8%
Element Solutions, Inc. ....... 591,946 13,383,899
Graphic Packaging Holding Co. . 423,585 10,996,267
TriMas Corp. ............... 290,000 6,794,700
31,174,866
Real Estate 7.6%
Agree Realty Corp., REIT ..... 100,000 7,719,000
Healthcare Realty Trust, Inc., A,
REIT ................... 440,000 7,436,000
a
Howard Hughes Holdings, Inc. . 235,000 17,408,800
Rayonier, Inc., REIT ......... 318,874 8,890,207
Terreno Realty Corp., REIT .... 120,000 7,586,400
49,040,407
Total Common Stocks
(Cost $604,630,383) ..............
643,724,127
Money Market 0.6%
c,d
JPMorgan Prime Money Market
Fund, 4.520% ............ 3,750,638 3,750,638
(Cost $3,750,638)
a
Total Investments 100.2%
(Cost $608,381,021) .............
$647,474,765
Other Assets, less Liabilities (0.2)%
(1,134,060)
Net Assets 100.0% ...............
$646,340,705
a
Non-income producing security.

Schedule of Investments (Unaudited)
Impax Small Cap Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

b
Security or partial position of this security was on loan as of March 31,
2025. The total market value of securities on loan as of March 31, 2025 was $484,664.
c
Rate shown represents annualized 7-day yield as of March 31, 2025.
d
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), March 31, 2025
Impax US Sustainable Economy Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.0%
Communication Services 6.1%
Alphabet, Inc., A ............ 43,929 $ 6,793,180
Alphabet, Inc., C ............ 21,073 3,292,235
Electronic Arts, Inc. .......... 12,059 1,742,767
Iridium Communications, Inc. .. 35,227 962,402
a
Liberty Media Corp-Liberty Live
Corp., A ................. 9,478 637,301
a
Netflix, Inc. ................ 1,228 1,145,147
a
Spotify Technology SA ........ 1,111 611,083
Walt Disney Co. (The) ........ 38,516 3,801,529
a
ZoomInfo Technologies, Inc., A . 66,701 667,010
19,652,654
Consumer Discretionary 5.5%
a
Aptiv plc .................. 13,906 827,407
Best Buy Co., Inc. ........... 14,856 1,093,550
BorgWarner, Inc. ............ 22,543 645,857
a
Bright Horizons Family Solutions,
Inc. .................... 8,251 1,048,207
a
Deckers Outdoor Corp. ....... 6,128 685,172
Domino's Pizza, Inc. ......... 1,378 633,122
a
DoorDash, Inc., A ........... 8,890 1,624,825
eBay, Inc. ................. 19,334 1,309,492
a
Etsy, Inc. .................. 18,388 867,546
Hasbro, Inc. ............... 18,304 1,125,513
Home Depot, Inc. (The) ....... 5,228 1,916,010
Lear Corp. ................ 8,159 719,787
Macy's, Inc. ................ 86,074 1,081,089
McDonald's Corp. ........... 2,070 646,606
Murphy USA, Inc. ........... 1,981 930,693
Vail Resorts, Inc. ............ 5,144 823,143
VF Corp. .................. 52,783 819,192
Williams-Sonoma, Inc. ....... 6,678 1,055,792
17,853,003
Consumer Staples 3.1%
Casey's General Stores, Inc. ... 7,401 3,212,330
General Mills, Inc. ........... 41,771 2,497,488
Ingredion, Inc. .............. 4,780 646,304
Kellanova ................. 36,471 3,008,493
McCormick & Co., Inc. ....... 7,923 652,142
10,016,757
Financials 15.5%
Allstate Corp. (The) .......... 4,194 868,452
Bank of America Corp. ....... 18,924 789,699
Bank of New York Mellon Corp.
(The) ................... 42,510 3,565,314
Citigroup, Inc. .............. 52,784 3,747,136
Discover Financial Services ... 3,951 674,436
Fifth Third Bancorp .......... 25,675 1,006,460
Hartford Insurance Group, Inc.
(The) ................... 37,326 4,618,346
Huntington Bancshares, Inc. ... 53,192 798,412
Invesco Ltd. ............... 77,334 1,173,157
JPMorgan Chase & Co. ....... 3,682 903,195
Mastercard, Inc., A .......... 12,146 6,657,465
MetLife, Inc. ............... 59,793 4,800,780
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Moody's Corp. .............. 1,377 $ 641,255
a
PayPal Holdings, Inc. ........ 13,960 910,890
PNC Financial Services Group,
Inc. (The) ................ 5,763 1,012,962
Progressive Corp. (The) ...... 21,307 6,030,094
Prudential Financial, Inc. ...... 8,224 918,456
S&P Global, Inc. ............ 2,251 1,143,733
Truist Financial Corp. ........ 26,596 1,094,425
b
Visa, Inc., A ................ 24,321 8,523,538
49,878,205
Health Care 13.5%
Amgen, Inc. ............... 7,573 2,359,368
Cencora, Inc. .............. 2,381 662,132
a
Centene Corp. ............. 15,754 956,425
a
Edwards Lifesciences Corp. ... 18,069 1,309,641
Elevance Health, Inc. ........ 11,037 4,800,654
Eli Lilly & Co. .............. 7,865 6,495,782
GE HealthCare Technologies, Inc. 8,745 705,809
Gilead Sciences, Inc. ........ 51,385 5,757,689
a
IDEXX Laboratories, Inc. ...... 8,853 3,717,817
a
IQVIA Holdings, Inc. ......... 5,115 901,775
McKesson Corp. ............ 1,846 1,242,340
Merck & Co., Inc. ........... 41,875 3,758,700
a
Mettler-Toledo International, Inc. 2,903 3,428,182
Regeneron Pharmaceuticals, Inc. 1,228 778,834
a
Vertex Pharmaceuticals, Inc. ... 2,180 1,056,908
a
Waters Corp. .............. 2,344 863,928
Zoetis, Inc., A .............. 28,069 4,621,561
43,417,545
Industrials 12.1%
Acuity, Inc. ................ 3,658 963,334
Carrier Global Corp. ......... 39,987 2,535,176
Cummins, Inc. .............. 1,993 624,686
a
Dayforce, Inc. .............. 18,822 1,097,887
Emerson Electric Co. ........ 39,045 4,280,894
Fortune Brands Innovations, Inc. 18,413 1,120,984
Illinois Tool Works, Inc. ....... 3,274 811,985
Johnson Controls International plc 7,856 629,344
Lennox International, Inc. ..... 8,670 4,862,396
nVent Electric plc ........... 34,005 1,782,542
Otis Worldwide Corp. ........ 14,857 1,533,242
Pentair plc ................ 8,491 742,793
Republic Services, Inc., A ..... 13,257 3,210,315
Rockwell Automation, Inc. ..... 4,941 1,276,656
Tetra Tech, Inc. ............. 24,600 719,550
Trane Technologies plc ....... 11,995 4,041,355
Union Pacific Corp. .......... 24,466 5,779,848
Valmont Industries, Inc. ....... 2,149 613,260
Veralto Corp. ............... 6,616 644,729
Verisk Analytics, Inc., A ....... 3,682 1,095,837
WW Grainger, Inc. ........... 758 748,775
39,115,588
c
Information Technology 32.8%
Accenture plc, A ............ 5,909 1,843,844

Schedule of Investments (Unaudited)
Impax US Sustainable Economy Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
a
Adobe, Inc. ................ 2,267 $ 869,462
a
Advanced Micro Devices, Inc. .. 7,672 788,221
Analog Devices, Inc. ......... 19,065 3,844,839
a
ANSYS, Inc. ............... 8,319 2,633,463
Apple, Inc. ................ 96,550 21,446,651
Applied Materials, Inc. ........ 22,362 3,245,173
a
Atlassian Corp., A ........... 5,540 1,175,643
a
Autodesk, Inc. .............. 12,646 3,310,723
Broadcom, Inc. ............. 34,618 5,796,092
a
Confluent, Inc., A ............ 34,311 804,250
Hewlett Packard Enterprise Co. . 46,175 712,480
a
HubSpot, Inc. .............. 5,413 3,092,393
Intel Corp. ................. 28,093 637,992
International Business Machines
Corp. ................... 12,455 3,097,060
Intuit, Inc. ................. 1,809 1,110,708
a
Keysight Technologies, Inc. .... 8,129 1,217,480
Microsoft Corp. ............. 47,277 17,747,313
NVIDIA Corp. .............. 162,683 17,631,584
QUALCOMM, Inc. ........... 11,442 1,757,606
Salesforce, Inc. ............. 8,029 2,154,662
a
ServiceNow, Inc. ............ 4,027 3,206,056
Texas Instruments, Inc. ....... 32,301 5,804,490
a
Trimble, Inc. ............... 14,623 960,000
a
Workday, Inc., A ............ 3,171 740,524
105,628,709
Materials 3.7%
Air Products and Chemicals, Inc. 11,110 3,276,561
Alcoa Corp. ................ 38,761 1,182,211
Ecolab, Inc. ................ 8,087 2,050,216
International Flavors &
Fragrances, Inc. ........... 20,912 1,622,980
Martin Marietta Materials, Inc. .. 2,102 1,005,029
PPG Industries, Inc. ......... 18,553 2,028,771
Sherwin-Williams Co. (The) .... 2,226 777,297
11,943,065
Real Estate 4.1%
Alexandria Real Estate Equities,
Inc., REIT ............... 22,093 2,043,823
American Tower Corp., REIT ... 4,501 979,418
a
CBRE Group, Inc., A ......... 4,937 645,661
Crown Castle, Inc., REIT ...... 7,365 767,654
Prologis, Inc., REIT .......... 33,559 3,751,561
Rayonier, Inc., REIT ......... 35,422 987,565
SBA Communications Corp., A,
REIT ................... 3,478 765,195
Ventas, Inc., REIT ........... 32,837 2,257,872
Weyerhaeuser Co., REIT ..... 29,358 859,602
13,058,351
Utilities 2.6%
American Water Works Co., Inc. 35,155 5,186,066
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Utilities (continued)
Edison International ......... 55,668 $ 3,279,958
8,466,024
Total Common Stocks
(Cost $227,312,062) ..............
319,029,901
Money Market 1.0%
d,e
JPMorgan Prime Money Market
Fund, 4.520% ............ 3,099,395 3,099,395
(Cost $3,099,395)
a
Total Investments 100.0%
(Cost $230,411,457) .............
$322,129,296
f
Other Assets, less Liabilities (0.0)%
(63,245)
Net Assets 100.0% ...............
$322,066,051
a
Non-income producing security.
b
Security or partial position of this security was on loan as of March 31,
2025. The total market value of securities on loan as of March 31, 2025 was $7,963,720.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of March 31, 2025.
e
Institutional Class shares.
f
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), March 31, 2025
Impax Global Sustainable Infrastructure Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.6%
Communication Services 13.2%
Elisa OYJ ................. 70,369 $ 3,430,137
KDDI Corp. ................ 141,800 2,239,824
Koninklijke KPN NV ......... 568,779 2,409,154
Tele2 AB, B ................ 179,925 2,426,315
Vodacom Group Ltd. ......... 282,735 1,942,239
12,447,669
Financials 2.5%
Hannover Rueck SE ......... 3,534 1,053,336
Legal & General Group plc .... 407,322 1,284,547
2,337,883
Health Care 3.5%
Chemed Corp. ............. 5,447 3,351,648
Industrials 24.1%
AECOM .................. 14,127 1,309,997
Canadian Pacific Kansas City Ltd. 31,954 2,242,476
a
Clean Harbors, Inc. .......... 11,871 2,339,774
Hubbell, Inc., B ............. 4,680 1,548,659
Otis Worldwide Corp. ........ 14,094 1,454,501
Schneider Electric SE ........ 5,611 1,295,274
Spirax Group plc ............ 15,389 1,240,565
Trane Technologies plc ....... 3,153 1,062,309
Union Pacific Corp. .......... 6,000 1,417,440
Voltronic Power Technology Corp. 29,000 1,356,106
Waste Connections, Inc. ...... 17,581 3,431,635
Waste Management, Inc. ...... 17,532 4,058,833
22,757,569
Information Technology 5.3%
KLA Corp. ................. 3,409 2,317,438
Microsoft Corp. ............. 4,185 1,571,007
Nemetschek SE ............ 9,159 1,067,720
4,956,165
Materials 3.4%
Linde plc .................. 4,619 2,150,791
Sika AG .................. 4,463 1,087,117
3,237,908
Real Estate 13.6%
American Tower Corp., REIT ... 15,351 3,340,377
Digital Realty Trust, Inc., REIT .. 12,413 1,778,659
Keppel DC REIT, REIT ....... 1,011,400 1,611,173
Prologis, Inc., REIT .......... 20,963 2,343,454
Welltower, Inc., REIT ......... 24,162 3,701,860
12,775,523
b
Utilities 33.0%
American Water Works Co., Inc. 19,586 2,889,327
a
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP,
ADR ................... 94,812 1,693,342
Hydro One Ltd., Reg S ....... 49,339 1,659,090
Iberdrola SA ............... 180,682 2,917,668
National Grid plc ............ 271,279 3,538,626
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Utilities (continued)
NextEra Energy, Inc. ......... 36,321 $ 2,574,796
Northland Power, Inc. ........ 206,995 2,829,361
a
Orsted A/S, Reg S ........... 33,251 1,452,108
Severn Trent plc ............ 95,674 3,132,159
SSE plc .................. 139,020 2,863,586
United Utilities Group plc ...... 147,202 1,920,688
Veolia Environnement SA ..... 105,150 3,616,300
31,087,051
Total Common Stocks
(Cost $84,433,442) ...............
92,951,416
Money Market 1.1%
c,d
JPMorgan Prime Money Market
Fund, 4.520% ............ 1,019,641 1,019,641
(Cost $1,019,641)
a
Total Investments 99.7%
(Cost $85,453,083) ..............
$93,971,057
Other Assets, less Liabilities 0.3%
265,046
Net Assets 100.0% ...............
$94,236,103
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents annualized 7-day yield as of March 31, 2025.
d
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Sustainable Infrastructure Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 1,693,342
1.8%
Canada .....................
6,730,927
7.2%
Denmark ....................
1,452,108
1.6%
Finland .....................
3,430,137
3.6%
France .....................
3,616,300
3.8%
Germany ...................
2,121,056
2.2%
Japan ......................
2,239,824
2.4%
Netherlands .................
2,409,154
2.5%
Singapore ...................
1,611,173
1.7%
South Africa .................
1,942,239
2.1%
Spain ......................
2,917,668
3.1%
Sweden ....................
2,426,315
2.6%
Switzerland ..................
1,087,117
1.1%
Taiwan .....................
1,356,106
1.4%
United Kingdom ..............
13,980,170
14.8%
United States ................
43,937,780
46.7%
Money Market ................
1,019,641
1.1%
Other assets and liabilities (net)
265,046
0.3%
Total $94,236,103 100.0%

Schedule of Investments (Unaudited), March 31, 2025
Impax Global Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.4%
Communication Services 1.4%
KDDI Corp. ................ 109,800 $ 1,734,363
Consumer Discretionary 2.4%
a
Aptiv plc .................. 22,642 1,347,199
eBay, Inc. ................. 23,013 1,558,670
2,905,869
Consumer Staples 4.1%
Jeronimo Martins SGPS SA ... 103,328 2,189,880
Kerry Group plc, A ........... 25,862 2,708,134
4,898,014
Financials 24.3%
Cullen/Frost Bankers, Inc. ..... 16,544 2,071,309
Hannover Rueck SE ......... 1,857 553,493
HDFC Bank Ltd., ADR ........ 40,381 2,682,914
KBC Group NV ............. 27,187 2,477,920
London Stock Exchange Group
plc ..................... 23,404 3,476,132
Marsh & McLennan Cos., Inc. .. 18,071 4,409,866
Mastercard, Inc., A .......... 9,500 5,207,140
RenaissanceRe Holdings Ltd. .. 13,179 3,162,960
b
Visa, Inc., A ................ 9,442 3,309,043
Voya Financial, Inc. .......... 29,198 1,978,457
29,329,234
Health Care 19.0%
Alcon AG ................. 43,683 4,144,862
a
Boston Scientific Corp. ....... 52,276 5,273,603
a
Cooper Cos., Inc. (The) ....... 8,092 682,560
Danaher Corp. ............. 11,701 2,398,705
Haleon plc ................ 709,051 3,580,855
a
Intuitive Surgical, Inc. ........ 4,961 2,457,035
Thermo Fisher Scientific, Inc. .. 7,684 3,823,558
Zoetis, Inc., A .............. 3,673 604,759
22,965,937
Industrials 13.2%
Ashtead Group plc .......... 47,151 2,549,302
Cintas Corp. ............... 14,175 2,913,388
Hubbell, Inc., B ............. 8,772 2,902,743
Schneider Electric SE ........ 12,243 2,826,240
Wolters Kluwer NV .......... 11,730 1,826,318
Xylem, Inc. ................ 24,257 2,897,741
15,915,732
c
Information Technology 26.0%
Analog Devices, Inc. ......... 16,114 3,249,710
Applied Materials, Inc. ........ 16,309 2,366,762
a
Cadence Design Systems, Inc. . 12,116 3,081,462
Keyence Corp. ............. 8,550 3,361,947
Marvell Technology, Inc. ...... 22,503 1,385,510
Microsoft Corp. ............. 14,776 5,546,763
NVIDIA Corp. .............. 36,046 3,906,666
Oracle Corp. ............... 31,447 4,396,605
a
ServiceNow, Inc. ............ 1,495 1,190,229
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
TE Connectivity plc .......... 20,179 $ 2,851,696
31,337,350
Materials 8.0%
DSM-Firmenich AG .......... 23,794 2,355,561
Linde plc .................. 10,257 4,776,070
Sika AG .................. 10,408 2,535,225
9,666,856
Total Common Stocks
(Cost $95,693,060) ...............
118,753,355
Money Market 0.7%
d,e
JPMorgan Prime Money Market
Fund, 4.520% ............ 898,845 898,845
(Cost $898,845)
a
Total Investments 99.1%
(Cost $96,591,905) ..............
$119,652,200
Other Assets, less Liabilities 0.9%
1,066,356
Net Assets 100.0% ...............
$120,718,556
a
Non-income producing security.
b
Security or partial position of this security was on loan as of March 31,
2025. The total market value of securities on loan as of March 31, 2025 was $2,988,281.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of March 31, 2025.
e
Institutional Class shares.
ADR American Depositary Receipt

Schedule of Investments (Unaudited)
Impax Global Opportunities Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Belgium ....................
$ 2,477,920
2.1%
Bermuda ....................
3,162,960
2.6%
Germany ...................
553,493
0.5%
India ......................
2,682,914
2.2%
Ireland .....................
2,708,134
2.3%
Japan ......................
5,096,310
4.2%
Jersey .....................
1,347,199
1.1%
Netherlands .................
1,826,318
1.5%
Portugal ....................
2,189,880
1.8%
Switzerland ..................
7,742,483
6.4%
United Kingdom ..............
6,025,435
5.0%
United States ................
82,940,309
68.7%
Money Market ................
898,845
0.7%
Other assets and liabilities (net)
1,066,356
0.9%
Total $120,718,556 100.0%

Schedule of Investments (Unaudited), March 31, 2025
Impax Global Environmental Markets Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal a Value
a
Common Stocks 99.8%
CIRCULAR ECONOMY 10.2%
General Waste Management 6.6%
Republic Services, Inc., A ....... 187,459 $ 45,395,071
Waste Management, Inc. ........ 397,653 92,060,646
137,455,717
Resource Circularity & Efficiency 3.6%
Ashtead Group plc ............ 637,616 34,473,839
eBay, Inc. ................... 613,924 41,581,073
76,054,912
CLEAN AND EFFICIENT TRANSPORT 8.4%
Advanced Road Vehicles & Devices 5.8%
Amphenol Corp., A ............ 629,170 41,267,260
a
Aptiv plc .................... 477,247 28,396,197
TE Connectivity plc ............ 368,796 52,118,251
121,781,708
Railways 2.6%
Union Pacific Corp. ............ 230,780 54,519,467
NEW ENERGY 20.7%
Buildings Energy Efficiency 6.1%
A O Smith Corp. .............. 414,179 27,070,739
Carrier Global Corp. ........... 665,979 42,223,068
Sika AG .................... 151,441 36,888,645
Trane Technologies plc ......... 63,857 21,514,700
127,697,152
Industrial Energy Efficiency 9.4%
Air Liquide SA ................ 475,120 90,246,773
Cognex Corp. ................ 429,182 12,802,499
Delta Electronics, Inc. .......... 3,411,475 37,731,798
Keyence Corp. ............... 51,700 20,328,966
Spirax Group plc .............. 455,057 36,683,861
197,793,897
Smart & Efficient Grids 5.2%
Hubbell, Inc., B ............... 145,680 48,206,969
Schneider Electric SE .......... 261,256 60,309,745
108,516,714
SMART ENVIRONMENT 35.8%
Cloud Computing 8.4%
Microsoft Corp. ............... 310,399 116,520,680
NVIDIA Corp. ................ 538,361 58,347,565
174,868,245
Efficient IT 17.1%
a
ANSYS, Inc. ................. 146,041 46,230,739
Applied Materials, Inc. .......... 294,658 42,760,769
a
Autodesk, Inc. ................ 146,906 38,459,991
Marvell Technology, Inc. ........ 537,288 33,080,822
MediaTek, Inc. ............... 1,222,000 52,668,754
a
Synopsys, Inc. ............... 115,229 49,415,957
Taiwan Semiconductor
Manufacturing Co. Ltd. ........ 1,519,000 42,779,583
Texas Instruments, Inc. ......... 299,151 53,757,435
359,154,050
a a
Shares/
Principal a Value
a
Common Stocks
(continued)
Environmental Testing & Monitoring 8.1%
Agilent Technologies, Inc. ....... 749,592 $ 87,687,272
Veralto Corp. ................. 410,616 40,014,529
a
Waters Corp. ................ 115,870 42,706,206
170,408,007
Finance & Investment 2.2%
RenaissanceRe Holdings Ltd. .... 188,726 45,294,240
SUSTAINABLE FOOD 9.1%
Food Safety & Packaging 2.4%
a
Mettler-Toledo International, Inc. .. 42,333 49,991,463
Sustainable Agriculture 4.7%
DSM-Firmenich AG ............ 452,188 44,765,764
Kerry Group plc, A ............. 517,868 54,228,436
98,994,200
Technology & Logistics 2.0%
GEA Group AG ............... 711,758 43,267,009
WATER 15.6%
Water Distribution & Infrastructure 6.0%
Ferguson Enterprises, Inc. ...... 203,171 32,243,386
IDEX Corp. .................. 238,606 43,180,528
Xylem, Inc. .................. 419,053 50,060,071
125,483,985
Water Treatment 6.7%
Linde plc .................... 219,929 102,407,740
Pentair plc .................. 425,888 37,256,682
139,664,422
Water Utilities 2.9%
Veolia Environnement SA ....... 1,783,184 61,326,946
Total Common Stocks
(Cost $1,634,250,330) .............
2,092,272,134
—
a a a a
Money Market Funds 0.4%
b,c
JPMorgan Prime Money Market
Fund, 4.520%
(Cost $9,055,632) ........... 9,055,632 9,055,632
a
Total Investments 100.2%
(Cost $1,643,305,962) .............
$2,101,327,766
Other Assets, less Liabilities (0.2)%
(5,593,049)
Net Assets 100.0% ................
$2,095,734,717
a
Non-income producing security.
b
Rate shown represents annualized 7-day yield as of March 31, 2025.
c
Institutional Class shares.

Schedule of Investments (Unaudited)
Impax Global Environmental Markets Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 45,294,240
2.2%
France .....................
151,573,719
7.2%
Germany ...................
43,267,009
2.0%
Ireland .....................
54,228,436
2.6%
Japan ......................
20,328,966
1.0%
Jersey .....................
28,396,197
1.3%
Switzerland ..................
133,772,659
6.4%
Taiwan .....................
133,180,135
6.3%
United Kingdom ..............
71,157,699
3.3%
United States ................
1,411,073,074
67.5%
Money Market ................
9,055,632
0.4%
Other assets and liabilities (net)
(5,593,049)
-0.2%
Total $2,095,734,717 100.0%

Schedule of Investments (Unaudited), March 31, 2025
Impax Global Social Leaders Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 96.1%
Communication Services 1.7%
Vodacom Group Ltd. ......... 4,546 $ 31,229
Consumer Discretionary 18.3%
Autoliv, Inc. ................ 413 36,530
a
Bright Horizons Family Solutions,
Inc. .................... 293 37,223
a
Duolingo, Inc., A ............ 75 23,291
eBay, Inc. ................. 1,380 93,467
Home Depot, Inc. (The) ....... 82 30,052
a
MercadoLibre, Inc. .......... 27 52,674
a
Mobileye Global, Inc., A ....... 1,039 14,956
a
On Holding AG, A ........... 498 21,872
Trip.com Group Ltd. ......... 600 38,140
348,205
Consumer Staples 4.7%
Colgate-Palmolive Co. ....... 332 31,108
Danone SA ................ 768 58,741
89,849
Financials 21.8%
a
Adyen NV, Reg S ........... 27 41,385
AIA Group Ltd. ............. 4,300 32,550
Banco Bilbao Vizcaya Argentaria
SA ..................... 2,913 39,755
HDFC Bank Ltd., ADR ........ 633 42,057
Legal & General Group plc .... 19,250 60,708
Mastercard, Inc., A .......... 140 76,737
Progressive Corp. (The) ...... 158 44,716
Prudential plc .............. 3,504 37,812
Voya Financial, Inc. .......... 569 38,555
414,275
Health Care 15.9%
Agilent Technologies, Inc. ..... 273 31,935
Alcon AG ................. 580 55,033
a
Boston Scientific Corp. ....... 243 24,514
Haleon plc ................ 7,269 36,710
a
Intuitive Surgical, Inc. ........ 95 47,051
a
IQVIA Holdings, Inc. ......... 203 35,789
Novo Nordisk A/S, B ......... 406 27,762
Thermo Fisher Scientific, Inc. .. 88 43,789
302,583
Industrials 8.3%
Experian plc ............... 1,455 67,418
Recruit Holdings Co. Ltd. ..... 900 46,630
Wolters Kluwer NV .......... 284 44,218
158,266
Information Technology 18.0%
Halma plc ................. 2,233 74,921
Intuit, Inc. ................. 119 73,065
NVIDIA Corp. .............. 892 96,675
a
Palo Alto Networks, Inc. ...... 254 43,342
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Information Technology (continued)
a
ServiceNow, Inc. ............ 68 $ 54,137
342,140
Real Estate 7.4%
American Tower Corp., REIT ... 191 41,562
a
Howard Hughes Holdings, Inc. . 374 27,706
UNITE Group plc (The), REIT .. 3,005 31,623
Ventas, Inc., REIT ........... 577 39,674
140,565
Total Common Stocks
(Cost $1,642,342) ................
1,827,112
Preferred Stocks 1.6%
Health Care 1.6%
Sartorius AG, 0.690% ........ 134 31,238
(Cost $31,474)
Total Long Term Investments
(Cost $1,673,816) ................
1,858,350
a
Money Market 3.7%
b,c
JPMorgan Prime Money Market
Fund, 4.520% ............ 71,176 71,176
(Cost $71,176)
a
Total Investments 101.4%
(Cost $1,744,992) ...............
$1,929,526
Other Assets, less Liabilities (1.4)%
(27,397)
Net Assets 100.0% ...............
$1,902,129
a
Non-income producing security.
b
Rate shown represents annualized 7-day yield as of March 31, 2025.
c
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Social Leaders Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 52,673
2.8%
China ......................
38,140
2.0%
Denmark ....................
27,762
1.4%
France .....................
58,741
3.1%
Germany ...................
31,238
1.6%
Hong Kong ..................
70,362
3.7%
India ......................
42,057
2.2%
Israel ......................
14,956
0.8%
Japan ......................
46,630
2.5%
Netherlands .................
85,603
4.5%
South Africa .................
31,229
1.7%
Spain ......................
39,755
2.1%
Sweden ....................
36,530
1.9%
Switzerland ..................
21,872
1.1%
United Kingdom ..............
167,252
8.8%
United States ................
1,093,550
57.5%
Money Market ................
71,176
3.7%
Other assets and liabilities (net)
(27,397)
-1.4%
Total $1,902,129 100.0%

Schedule of Investments (Unaudited), March 31, 2025
Impax Ellevate Global Women’s Leadership Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.6%
Communication Services 8.3%
Alphabet, Inc., A ............ 26,012 $ 4,022,496
Alphabet, Inc., C ............ 12,218 1,908,818
Auto Trader Group plc, Reg S .. 598,819 5,790,350
Deutsche Telekom AG ........ 178,499 6,590,180
a
Netflix, Inc. ................ 11,034 10,289,536
Omnicom Group, Inc. ........ 69,881 5,793,834
Orange SA ................ 219,609 2,844,847
a
Pinterest, Inc., A ............ 72,840 2,258,040
Publicis Groupe SA .......... 70,027 6,606,954
Vodafone Group plc ......... 2,664,412 2,503,538
Walt Disney Co. (The) ........ 80,988 7,993,516
56,602,109
Consumer Discretionary 12.9%
Accor SA ................. 50,984 2,325,140
a
Amazon.com, Inc. ........... 91,833 17,472,147
Best Buy Co., Inc. ........... 72,232 5,316,997
Cie Generale des Etablissements
Michelin SCA ............. 76,712 2,696,164
a
Deckers Outdoor Corp. ....... 34,379 3,843,916
eBay, Inc. ................. 51,166 3,465,473
Expedia Group, Inc. ......... 39,776 6,686,346
H & M Hennes & Mauritz AB, B . 153,234 2,021,169
Hermes International SCA ..... 2,554 6,719,880
Kering SA ................. 31,230 6,497,098
a
Lululemon Athletica, Inc. ...... 20,126 5,696,865
Marriott International, Inc., A ... 28,768 6,852,538
McDonald's Corp. ........... 12,395 3,871,826
Pearson plc ............... 139,019 2,199,206
Starbucks Corp. ............ 77,427 7,594,814
a
Ulta Beauty, Inc. ............ 13,357 4,895,875
88,155,454
Consumer Staples 6.6%
Coca-Cola Co. (The) ......... 132,448 9,485,926
General Mills, Inc. ........... 97,056 5,802,978
Kellanova ................. 65,517 5,404,497
L'Oreal SA ................ 6,254 2,324,568
Pernod Ricard SA ........... 47,592 4,701,739
Procter & Gamble Co. (The) ... 63,084 10,750,775
Woolworths Group Ltd. ....... 367,605 6,825,449
45,295,932
Financials 19.9%
Admiral Group plc ........... 131,892 4,869,468
Allianz SE ................. 7,538 2,884,867
American Express Co. ....... 10,797 2,904,933
Aviva plc .................. 369,961 2,666,345
AXA SA ................... 63,790 2,725,477
Canadian Imperial Bank of
Commerce ............... 123,289 6,935,301
Citigroup, Inc. .............. 128,227 9,102,835
DNB Bank ASA ............. 255,618 6,725,996
Fifth Third Bancorp .......... 171,095 6,706,924
Hang Seng Bank Ltd. ........ 497,300 6,772,630
JPMorgan Chase & Co. ....... 55,986 13,733,366
M&G plc .................. 2,610,952 6,725,683
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
National Bank of Canada ..... 81,398 $ 6,718,071
Progressive Corp. (The) ...... 29,809 8,436,245
Royal Bank of Canada ....... 41,028 4,621,548
S&P Global, Inc. ............ 5,657 2,874,322
Standard Chartered plc ....... 453,116 6,723,958
Sun Life Financial, Inc. ....... 121,050 6,927,958
UniCredit SpA .............. 57,980 3,254,542
b
Visa, Inc., A ................ 28,273 9,908,555
Westpac Banking Corp. ....... 332,396 6,623,804
Willis Towers Watson plc ...... 20,148 6,809,017
135,651,845
Health Care 13.7%
AstraZeneca plc ............ 53,621 7,873,967
a
Biogen, Inc. ............... 35,846 4,905,167
Bristol-Myers Squibb Co. ...... 131,431 8,015,977
Cardinal Health, Inc. ......... 50,254 6,923,493
Elevance Health, Inc. ........ 17,633 7,669,650
Eli Lilly & Co. .............. 14,528 11,998,820
Gilead Sciences, Inc. ........ 71,375 7,997,569
GSK plc .................. 131,896 2,520,560
a
Illumina, Inc. ............... 50,270 3,988,422
Johnson & Johnson ......... 65,018 10,782,585
Merck & Co., Inc. ........... 38,425 3,449,028
Novo Nordisk A/S, B ......... 54,678 3,738,791
Stryker Corp. .............. 5,984 2,227,544
a
Vertex Pharmaceuticals, Inc. ... 4,819 2,336,347
a
Waters Corp. .............. 5,950 2,192,991
Zoetis, Inc., A .............. 43,544 7,169,520
93,790,431
Industrials 8.0%
Booz Allen Hamilton Holding
Corp., A ................. 44,506 4,654,438
Cummins, Inc. .............. 21,490 6,735,826
Metso OYJ ................ 628,487 6,516,298
Otis Worldwide Corp. ........ 67,395 6,955,164
Schneider Electric SE ........ 32,910 7,597,122
Stantec, Inc. ............... 81,635 6,766,563
Thomson Reuters Corp. ...... 11,861 2,046,796
Veralto Corp. ............... 64,761 6,310,959
Wolters Kluwer NV .......... 42,854 6,672,209
54,255,375
c
Information Technology 25.2%
Accenture plc, A ............ 27,481 8,575,171
a
ANSYS, Inc. ............... 6,527 2,066,187
Apple, Inc. ................ 142,298 31,608,655
a
Autodesk, Inc. .............. 26,146 6,845,023
Broadcom, Inc. ............. 74,350 12,448,420
CDW Corp. ................ 40,302 6,458,798
Cisco Systems, Inc. ......... 147,136 9,079,763
Halma plc ................. 204,712 6,868,417
a
HubSpot, Inc. .............. 11,325 6,469,859
Intuit, Inc. ................. 13,432 8,247,114
Microsoft Corp. ............. 74,504 27,968,057
NVIDIA Corp. .............. 279,785 30,323,098

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
c
Information Technology (continued)
Salesforce, Inc. ............. 16,946 $ 4,547,629
a
ServiceNow, Inc. ............ 2,458 1,956,912
Texas Instruments, Inc. ....... 11,714 2,105,006
a
Xero Ltd. .................. 68,059 6,652,327
172,220,436
Materials 1.5%
BlueScope Steel Ltd. ......... 143,498 1,922,004
Fortescue Ltd. .............. 667,177 6,457,625
Yara International ASA ....... 67,028 2,021,935
10,401,564
Utilities 2.5%
American Water Works Co., Inc. 47,785 7,049,243
Edison International ......... 118,608 6,988,383
National Grid plc ............ 243,802 3,180,210
17,217,836
Total Common Stocks
(Cost $518,417,808) ..............
673,590,982
Money Market 1.5%
d,e
JPMorgan Prime Money Market
Fund, 4.520% ............ 10,474,562 10,474,562
(Cost $10,474,562)
a
Total Investments 100.1%
(Cost $528,892,370) .............
$684,065,544
Other Assets, less Liabilities (0.1)%
(963,895)
Net Assets 100.0% ...............
$683,101,649
a
Non-income producing security.
b
Security or partial position of this security was on loan as of March 31,
2025. The total market value of securities on loan as of March 31, 2025 was $8,938,785.
c
Broad industry sectors used for financial reporting.
d
Rate shown represents annualized 7-day yield as of March 31, 2025.
e
Institutional Class shares.

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Summary Of Investments
By Country
Country Value
Percent of
Net Assets
Australia ....................
$ 21,828,882
3.2%
Brazil ......................
2,021,935
0.3%
Canada .....................
34,016,239
5.0%
Denmark ....................
3,738,791
0.5%
Finland .....................
6,516,297
1.0%
France .....................
37,441,866
5.4%
Germany ...................
9,475,048
1.4%
Hong Kong ..................
6,772,630
1.0%
Ireland .....................
8,575,171
1.3%
Italy .......................
3,254,542
0.5%
Netherlands .................
6,672,209
1.0%
New Zealand ................
6,652,327
1.0%
Norway .....................
6,725,996
1.0%
Sweden ....................
2,021,170
0.3%
United Kingdom ..............
49,401,141
7.3%
United States ................
468,476,738
68.4%
Money Market ................
10,474,562
1.5%
Other assets and liabilities (net)
(963,895)
-0.1%
Total $683,101,649 100.0%

Schedule of Investments (Unaudited), March 31, 2025
Impax International Sustainable Economy Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.6%
Australia 5.5%
ANZ Group Holdings Ltd. ....... 724,720 $ 13,268,952
Aristocrat Leisure Ltd. .......... 370,074 14,966,948
Coles Group Ltd. .............. 421,985 5,165,417
Goodman Group, REIT ......... 142,672 2,560,483
QBE Insurance Group Ltd. ...... 1,302,084 17,991,105
REA Group Ltd. ............... 47,995 6,659,044
Suncorp Group Ltd. ............ 307,102 3,719,520
Transurban Group ............. 857,438 7,221,931
71,553,400
Austria 0.6%
Mondi plc ................... 174,622 2,604,878
Verbund AG ................. 71,872 5,086,459
7,691,337
Belgium 0.7%
KBC Group NV ............... 98,093 8,940,546
China 0.7%
Prosus NV .................. 202,993 9,430,884
Denmark 2.5%
AP Moller - Maersk A/S, A ....... 1,500 2,569,514
AP Moller - Maersk A/S, B ....... 1,471 2,560,171
Novo Nordisk A/S, B ........... 283,987 19,418,559
a
Orsted A/S, Reg S ............. 99,514 4,345,888
ROCKWOOL A/S, B ........... 5,880 2,437,308
31,331,440
Finland 1.4%
Nokia OYJ .................. 3,552,569 18,710,656
France 8.8%
AXA SA ..................... 244,454 10,444,486
BNP Paribas SA .............. 297,555 24,869,457
Carrefour SA ................. 1,054,932 15,087,540
Credit Agricole SA ............. 944,207 17,191,225
Danone SA .................. 85,685 6,553,641
Dassault Systemes SE ......... 443,081 16,869,305
Hermes International SCA ....... 2,187 5,754,259
L'Oreal SA .................. 34,497 12,822,292
LVMH Moet Hennessy Louis Vuitton
SE ....................... 10,949 6,780,482
116,372,687
Germany 8.6%
Beiersdorf AG ................ 34,050 4,398,713
Commerzbank AG ............. 632,658 14,478,368
Deutsche Boerse AG ........... 15,036 4,436,519
Heidelberg Materials AG ........ 65,191 11,237,469
Henkel AG & Co. KGaA ......... 61,660 4,442,348
Infineon Technologies AG ....... 626,453 20,882,750
Knorr-Bremse AG ............. 149,443 13,600,044
Merck KGaA ................. 155,857 21,447,474
Muenchener Rueckversicherungs-
Gesellschaft AG ............. 30,615 19,340,138
114,263,823
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Hong Kong 2.0%
AIA Group Ltd. ............... 2,416,600 $ 18,293,356
Hong Kong Exchanges & Clearing
Ltd. ...................... 63,800 2,838,093
MTR Corp. Ltd. ............... 1,405,999 4,606,279
25,737,728
Ireland 0.7%
Kingspan Group plc ........... 121,649 9,826,588
Israel 0.7%
a
Nice Ltd. .................... 60,250 9,300,188
Italy 3.1%
Enel SpA ................... 845,089 6,850,719
Generali .................... 611,804 21,492,122
Intesa Sanpaolo SpA ........... 1,675,363 8,634,268
Moncler SpA ................. 56,652 3,489,598
40,466,707
Japan 21.6%
Aeon Co. Ltd. ................ 205,900 5,163,957
Daifuku Co. Ltd. .............. 186,400 4,581,994
Daiichi Sankyo Co. Ltd. ......... 417,700 9,947,059
Daiwa House Industry Co. Ltd. ... 93,200 3,082,548
FANUC Corp. ................ 303,900 8,279,986
FUJIFILM Holdings Corp. ....... 209,600 4,015,721
Fujitsu Ltd. .................. 1,023,500 20,368,567
Hitachi Ltd. .................. 916,800 21,525,919
Hoya Corp. .................. 61,500 6,940,797
Isuzu Motors Ltd. ............. 618,400 8,408,754
Kao Corp. ................... 112,400 4,865,427
KDDI Corp. .................. 1,240,200 19,589,775
Mitsubishi Chemical Group Corp. . 922,500 4,558,519
Mitsubishi Estate Co. Ltd. ....... 207,600 3,393,416
Mitsui Fudosan Co. Ltd. ........ 546,800 4,896,636
Mizuho Financial Group, Inc. ..... 183,500 5,035,925
NEC Corp. .................. 752,000 16,018,145
Nomura Holdings, Inc. .......... 488,400 3,009,483
Nomura Research Institute Ltd. ... 124,000 4,036,492
Oriental Land Co. Ltd. .......... 335,300 6,612,360
ORIX Corp. .................. 562,000 11,733,945
Panasonic Holdings Corp. ....... 295,500 3,525,168
Recruit Holdings Co. Ltd. ....... 104,300 5,403,916
Renesas Electronics Corp. ...... 196,200 2,631,562
Secom Co. Ltd. ............... 79,000 2,690,669
Sekisui Chemical Co. Ltd. ....... 249,400 4,253,724
Seven & i Holdings Co. Ltd. ...... 354,700 5,136,378
SoftBank Corp. ............... 13,802,000 19,253,449
SoftBank Group Corp. .......... 254,800 13,032,999
Sompo Holdings, Inc. .......... 182,400 5,554,298
Sony Group Corp. ............. 264,500 6,692,645
Sumitomo Mitsui Financial Group,
Inc. ...................... 192,300 4,944,920
Sumitomo Mitsui Trust Group, Inc. . 213,500 5,374,069
Tokio Marine Holdings, Inc. ...... 137,900 5,364,701
Tokyo Electron Ltd. ............ 101,900 13,973,812
Yamaha Motor Co. Ltd. ......... 837,300 6,703,694

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Japan (continued)
Yokogawa Electric Corp. ........ 250,000 $ 4,879,000
285,480,429
Netherlands 3.6%
ASML Holding NV ............. 34,983 23,150,831
ING Groep NV ............... 221,054 4,330,736
Koninklijke Ahold Delhaize NV .... 256,461 9,580,116
Universal Music Group NV ...... 243,417 6,721,474
Wolters Kluwer NV ............ 32,101 4,998,007
48,781,164
New Zealand 0.4%
a
Xero Ltd. .................... 50,943 4,979,349
Norway 0.6%
Norsk Hydro ASA ............. 599,692 3,466,816
Telenor ASA ................. 251,372 3,591,849
7,058,665
Portugal 0.2%
Jeronimo Martins SGPS SA ..... 131,795 2,793,195
Singapore 1.9%
CapitaLand Integrated Commercial
Trust, REIT ................ 3,328,500 5,172,332
STMicroelectronics NV ......... 210,208 4,609,345
United Overseas Bank Ltd. ...... 542,500 15,307,456
25,089,133
Spain 3.1%
ACS Actividades de Construccion y
Servicios SA ............... 215,140 12,313,172
Cellnex Telecom SA, Reg S ...... 75,920 2,698,862
Iberdrola SA ................. 1,661,953 26,837,360
41,849,394
Sweden 3.5%
Alfa Laval AB ................ 73,361 3,145,362
Assa Abloy AB, B ............. 239,914 7,202,522
Atlas Copco AB, A ............. 684,860 10,939,565
Atlas Copco AB, B ............. 498,810 7,014,327
Epiroc AB, B ................. 321,347 5,659,974
EQT AB .................... 84,952 2,590,446
Nibe Industrier AB, B ........... 741,838 2,821,585
a
Svenska Cellulosa AB SCA, B .... 211,385 2,789,054
Telia Co. AB ................. 1,662,822 6,003,284
48,166,119
Switzerland 5.6%
ABB Ltd. .................... 400,109 20,644,807
DSM-Firmenich AG ............ 51,484 5,096,819
Kuehne + Nagel International AG . 20,301 4,688,126
Lonza Group AG .............. 13,110 8,098,963
Sika AG .................... 34,865 8,492,565
Sonova Holding AG ............ 46,911 13,697,095
Swisscom AG ................ 9,703 5,591,370
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Switzerland (continued)
Zurich Insurance Group AG ...... 12,172 $ 8,496,155
74,805,900
United Kingdom 14.7%
3i Group plc ................. 173,002 8,134,662
AstraZeneca plc .............. 261,713 38,431,204
Auto Trader Group plc, Reg S .... 544,937 5,269,332
HSBC Holdings plc ............ 2,852,924 32,342,130
Informa plc .................. 643,966 6,456,985
J Sainsbury plc ............... 1,637,389 4,990,899
Lloyds Banking Group plc ....... 25,411,835 23,834,185
National Grid plc .............. 1,137,552 14,838,490
Reckitt Benckiser Group plc ..... 142,835 9,658,578
RELX plc ................... 496,791 24,954,155
Sage Group plc (The) .......... 233,379 3,664,127
Spirax Group plc .............. 34,090 2,748,123
Tesco plc ................... 2,355,992 10,136,151
Unilever plc .................. 81,646 4,871,578
Vodafone Group plc ........... 4,581,492 4,304,867
194,635,466
United States 7.1%
CSL Ltd. .................... 71,200 11,206,114
a
James Hardie Industries plc, CDI . 110,916 2,646,934
Novartis AG ................. 316,954 35,204,017
Schneider Electric SE .......... 111,109 25,649,001
Swiss Re AG ................. 120,332 20,477,964
95,184,030
Total Common Stocks
(Cost $1,063,442,962) .............
1,292,448,828
Preferred Stocks 0.4%
Germany 0.4%
Sartorius AG, 0.690% .......... 21,015 4,899,020
(Cost $5,249,228)
Total Long Term Investments
(Cost $1,068,692,190) .............
1,297,347,848
a
Money Market 1.7%
b,c
JPMorgan Prime Money Market
Fund, 4.520% .............. 22,890,039 22,890,039
(Cost $22,890,039)
a
Total Investments 99.7%
(Cost $1,091,582,229) .............
$1,320,237,887
Other Assets, less Liabilities 0.3% ..
3,478,888
Net Assets 100.0% ................
$1,323,716,775

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a
Non-income producing security.
b
Rate shown represents annualized 7-day yield as of March 31, 2025.
c
Institutional Class shares.
REIT Real Estate Investment Trust
Summary Of Investments By Sector
Sector Value
Percent of
Net Assets
Communication Services ........
$ 99,173,290
7.5%
Consumer Discretionary ........
72,364,792
5.4%
Consumer Staples ............
105,666,230
8.0%
Financials ...................
342,469,231
25.9%
Health Care .................
169,290,301
12.8%
Industrials ...................
222,336,769
16.8%
Information Technology .........
168,089,850
12.7%
Materials ....................
40,893,054
3.1%
Real Estate ..................
19,105,415
1.4%
Utilities .....................
57,958,916
4.4%
Money Market ................
22,890,039
1.7%
Other assets and liabilities (net)
3,478,888
0.3%
Total $1,323,716,775 100.0%

Schedule of Investments (Unaudited), March 31, 2025
Impax Core Bond Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
BONDS: 99.0%
a
Community Investment Notes 0.0%
a
Financials 0.0%
b,c
CEI Investments LLC, 4.000%,
10/31/25 ................ 323,622 $ 323,622
c
Envest Microfinance Cooperative,
b
4.000%, 10/24/25 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 246,405
720,027
Total Community Investment Notes
(Cost $723,622) .................
720,027
Corporate Bonds 28.5%
Communication Services 3.0%
AT&T, Inc.,
5.400%, 2/15/34 .......... 2,750,000 2,795,154
4.350%, 6/15/45 .......... 3,250,000 2,696,774
4.750%, 5/15/46 .......... 775,000 674,706
3.500%, 9/15/53 .......... 1,000,000 682,417
d
Cogent Communications Group
LLC, 144A, 7.000%, 6/15/27 . 500,000 504,176
Comcast Corp.,
4.600%, 10/15/38 ......... 2,750,000 2,533,787
5.350%, 5/15/53 .......... 1,200,000 1,120,164
Sprint Capital Corp., 8.750%,
3/15/32 ................. 2,500,000 3,007,979
T-Mobile USA, Inc., 4.375%,
4/15/40 ................. 3,500,000 3,082,464
Verizon Communications, Inc.,
2.550%, 3/21/31 .......... 2,000,000 1,762,907
4.812%, 3/15/39 .......... 3,500,000 3,270,554
2.650%, 11/20/40 ......... 600,000 421,626
3.400%, 3/22/41 .......... 600,000 462,217
3.550%, 3/22/51 .......... 500,000 357,254
Walt Disney Co. (The), 4.750%,
9/15/44 ................. 3,000,000 2,725,141
26,097,320
Consumer Discretionary 1.0%
d
1011778 BC ULC / New Red
Finance, Inc., 144A, 6.125%,
6/15/29 ................. 1,000,000 1,007,288
Amazon.com, Inc.,
2.875%, 5/12/41 .......... 800,000 598,119
2.500%, 6/03/50 .......... 1,000,000 605,438
American University (The), 2019,
3.672%, 4/01/49 ........... 1,000,000 757,234
Aptiv Swiss Holdings Ltd.,
5.150%, 9/13/34 ........... 800,000 756,795
Lowe's Cos., Inc.,
5.000%, 4/15/33 .......... 2,250,000 2,241,730
2.800%, 9/15/41 .......... 750,000 519,476
5.750%, 7/01/53 .......... 750,000 736,080
Massachusetts Institute of
Technology, 3.067%, 4/01/52 . 700,000 479,589
a a
Shares/
Principal
a
Value
a a a a
Consumer Discretionary (continued)
Toyota Motor Corp., 5.275%,
7/13/26 ................. 500,000 $ 505,687
8,207,436
Consumer Staples 1.3%
d,e
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC, 144A, 6.250%,
3/15/33 ................. 2,000,000 2,021,377
Church & Dwight Co., Inc.,
3.950%, 8/01/47 ........... 1,500,000 1,175,098
Conagra Brands, Inc., 5.300%,
11/01/38 ................ 1,250,000 1,190,189
Haleon US Capital LLC, 3.625%,
3/24/32 ................. 2,250,000 2,072,336
Kraft Heinz Foods Co., 5.000%,
6/04/42 ................. 2,000,000 1,824,360
e
Kroger Co. (The), 5.500%,
9/15/54 ................. 2,000,000 1,887,872
d
Post Holdings, Inc., 144A,
6.250%, 2/15/32 ........... 1,000,000 1,007,119
11,178,351
Financials 9.9%
d
200 Park Funding Trust, 144A,
5.740%, 2/15/55 ........... 1,000,000 993,115
ACE Capital Trust II, 9.700%,
4/01/30 ................. 500,000 595,731
Aflac, Inc.,
1.125%, 3/15/26 .......... 1,500,000 1,453,074
3.600%, 4/01/30 .......... 1,000,000 961,091
d
Alliant Holdings Intermediate LLC
/ Alliant Holdings Co-Issuer,
144A, 7.000%, 1/15/31 ...... 1,000,000 1,003,858
Aon North America, Inc., 5.450%,
3/01/34 ................. 2,000,000 2,037,143
Assured Guaranty US Holdings,
Inc.,
6.125%, 9/15/28 .......... 750,000 786,242
3.150%, 6/15/31 .......... 1,000,000 910,306
Bank of America Corp.,
2.572% to 10/19/31, FRN
thereafter, 10/20/32 ........ 3,750,000 3,236,625
5.872% to 9/14/33, FRN
thereafter, 9/15/34 ......... 2,500,000 2,609,746
5.468% to 1/22/34, FRN
thereafter, 1/23/35 ......... 1,500,000 1,522,465
Bank of Montreal, 4.64% to
9/09/29, FRN thereafter, 9/10/30 2,000,000 1,989,743
e
Bank of New York Mellon Corp.
(The), Junior Sub. Bond, 6.3%
to 3/19/30, FRN thereafter,
Perpetual ................ 2,000,000 2,054,846
d
Block, Inc., 144A, 6.500%,
5/15/32 ................. 1,000,000 1,011,331
BlueHub Loan Fund, Inc., 2020,
2.890%, 1/01/27 ........... 1,000,000 960,108

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
Chubb INA Holdings LLC,
5.000%, 3/15/34 .......... 1,500,000 $ 1,502,275
4.350%, 11/03/45 ......... 250,000 214,962
Citigroup, Inc., 2.572% to 6/02/30,
FRN thereafter, 6/03/31 ..... 2,000,000 1,781,758
Citizens Financial Group, Inc.,
5.841% to 1/22/29, FRN
thereafter, 1/23/30 ......... 1,000,000 1,027,441
5.253% to 3/04/30, FRN
thereafter, 3/05/31 ......... 1,500,000 1,508,399
Corebridge Financial, Inc.,
5.750%, 1/15/34 ........... 1,500,000 1,540,418
d
Corebridge Global Funding,
Secured Note, 144A, 4.900%,
1/07/28 ................. 1,000,000 1,009,582
Fiserv, Inc., 5.150%, 8/12/34 ...
2,850,000 2,828,433
Goldman Sachs Group, Inc. (The),
4.692% to 10/22/29, FRN
thereafter, 10/23/30 ........ 2,000,000 1,988,110
5.851% to 4/24/34, FRN
thereafter, 4/25/35 ......... 2,500,000 2,584,634
d
HA Sustainable Infrastructure
Capital, Inc., 144A, 6.375%,
7/01/34 ................. 1,000,000 989,046
d
HAT Holdings I LLC / HAT
Holdings II LLC, 144A, 8.000%,
6/15/27 ................. 1,500,000 1,554,720
d
High Street Funding Trust III,
144A, 5.807%, 2/15/55 ...... 1,000,000 987,080
John Deere Capital Corp.,
2.000%, 6/17/31 ........... 1,250,000 1,078,753
JPMorgan Chase & Co.,
2.947% to 2/23/27, FRN
thereafter, 2/24/28 ......... 1,000,000 971,697
5.581% to 4/21/29, FRN
thereafter, 4/22/30 ......... 1,000,000 1,031,645
4.603% to 10/21/29, FRN
thereafter, 10/22/30 ........ 500,000 496,821
5.336% to 1/22/34, FRN
thereafter, 1/23/35 ......... 1,000,000 1,011,003
5.766% to 4/21/34, FRN
thereafter, 4/22/35 ......... 2,500,000 2,599,437
5.294% to 7/21/34, FRN
thereafter, 7/22/35 ......... 2,500,000 2,511,118
M&T Bank Corp., 7.413% to
10/29/28, FRN thereafter,
10/30/29 ................ 2,000,000 2,155,172
MetLife, Inc.,
4.875%, 11/13/43 ......... 1,000,000 915,151
5.250%, 1/15/54 .......... 1,000,000 950,428
Morgan Stanley,
5.652% to 4/12/27, FRN
thereafter, 4/13/28 ......... 2,000,000 2,041,743
4.654% to 10/17/29, FRN
thereafter, 10/18/30 ........ 2,000,000 1,984,424
5.831% to 4/18/34, FRN
thereafter, 4/19/35 ......... 3,250,000 3,369,494
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
Morgan Stanley Bank NA, 4.968%
to 7/13/27, FRN thereafter,
7/14/28 ................. 1,000,000 $ 1,008,845
Nasdaq, Inc.,
5.350%, 6/28/28 .......... 441,000 451,529
5.550%, 2/15/34 .......... 871,000 893,696
NatWest Group plc, 4.964% to
8/14/29, FRN thereafter, 8/15/30 1,000,000 1,001,262
OneMain Finance Corp., 3.500%,
1/15/27 ................. 1,000,000 959,078
PNC Financial Services Group,
Inc. (The), 4.812% to 10/20/31,
FRN thereafter, 10/21/32 .... 1,600,000 1,583,256
Principal Financial Group, Inc.,
5.375%, 3/15/33 ........... 2,000,000 2,035,850
Progressive Corp. (The), 3.200%,
3/26/30 ................. 1,500,000 1,409,593
Prudential Financial, Inc., 5.800%,
11/16/41 ................ 1,000,000 982,968
d
Ryan Specialty LLC, 144A,
5.875%, 8/01/32 ........... 1,000,000 988,553
Travelers Cos., Inc. (The),
5.450%, 5/25/53 ........... 1,000,000 983,036
Truist Financial Corp., 5.122% to
1/25/33, FRN thereafter, 1/26/34 2,000,000 1,964,668
Unum Group, 6.000%, 6/15/54 .
1,000,000 1,003,675
Wells Fargo & Co.,
3.35% to 3/01/32, FRN
thereafter, 3/02/33 ......... 2,250,000 2,019,413
5.499% to 1/22/34, FRN
thereafter, 1/23/35 ......... 2,000,000 2,027,906
3.068% to 4/29/40, FRN
thereafter, 4/30/41 ......... 2,750,000 2,051,027
d
WLB Asset VI Pte. Ltd., 144A,
7.250%, 12/21/27 .......... 1,000,000 1,044,672
85,168,195
Health Care 2.6%
AbbVie, Inc.,
5.050%, 3/15/34 .......... 1,000,000 1,007,439
4.250%, 11/21/49 ......... 1,500,000 1,243,677
5.400%, 3/15/54 .......... 500,000 491,451
Agilent Technologies, Inc.,
4.750%, 9/09/34 ........... 2,000,000 1,939,498
Amgen, Inc.,
4.200%, 3/01/33 .......... 500,000 474,170
6.400%, 2/01/39 .......... 2,000,000 2,156,579
d
Avantor Funding, Inc., 144A,
4.625%, 7/15/28 ........... 1,000,000 964,750
CVS Health Corp., 4.780%,
3/25/38 ................. 1,000,000 897,732
Elevance Health, Inc.,
1.500%, 3/15/26 .......... 500,000 486,178
2.250%, 5/15/30 .......... 1,000,000 891,083
5.650%, 6/15/54 .......... 1,000,000 965,301

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Health Care (continued)
HCA, Inc.,
5.500%, (TW + 50.000%),
3/01/32 ................. 1,500,000 $ 1,515,092
7.500%, 11/06/33 ......... 1,000,000 1,131,501
Kaiser Foundation Hospitals,
2021, 2.810%, 6/01/41 ...... 1,000,000 717,591
Laboratory Corp. of America
Holdings, 4.350%, 4/01/30 ... 1,500,000 1,470,579
Merck & Co., Inc., 2.350%,
6/24/40 ................. 1,000,000 701,107
Novant Health, Inc., 2.637%,
11/01/36 ................ 1,500,000 1,181,815
Seattle Children's Hospital, 2021,
1.208%, 10/01/27 .......... 1,000,000 921,178
UnitedHealth Group, Inc.,
3.050%, 5/15/41 .......... 1,500,000 1,105,278
5.500%, 7/15/44 .......... 500,000 492,818
Zoetis, Inc.,
3.900%, 8/20/28 .......... 1,000,000 982,412
5.600%, 11/16/32 ......... 1,000,000 1,043,482
22,780,711
Industrials 2.7%
AGCO Corp., 5.450%, 3/21/27 .
2,000,000 2,025,785
American Museum of Natural
History (The), 2021, 3.121%,
7/15/52 ................. 750,000 504,901
Burlington Northern Santa Fe
LLC, 5.500%, 3/15/55 ...... 1,000,000 997,289
California Endowment (The),
2021, 2.498%, 4/01/51 ...... 1,000,000 606,843
Capital Impact Partners, 4.800%,
3/15/26 ................. 500,000 499,990
Carrier Global Corp., 3.377%,
4/05/40 ................. 1,000,000 787,256
d
Clean Harbors, Inc., 144A,
6.375%, 2/01/31 ........... 1,000,000 1,011,762
CNH Industrial Capital LLC,
4.750%, 3/21/28 ........... 800,000 801,548
Cummins, Inc., 7.125%, 3/01/28
1,000,000 1,075,257
d
Esab Corp., 144A, 6.250%,
4/15/29 ................. 1,000,000 1,015,844
d
Genesee & Wyoming, Inc., 144A,
6.250%, 4/15/32 ........... 1,000,000 1,000,464
Local Initiatives Support Corp.,
1.000%, 11/15/25 .......... 1,000,000 973,351
Nature Conservancy (The),
A, 1.861%, 7/01/33 ........ 266,000 207,182
A, 3.957%, 3/01/52 ........ 750,000 601,582
Norfolk Southern Corp.,
2.300%, 5/15/31 .......... 1,500,000 1,311,121
5.350%, 8/01/54 .......... 1,000,000 961,047
nVent Finance SARL, 2.750%,
11/15/31 ................ 1,000,000 860,041
Pentair Finance SARL, 5.900%,
7/15/32 ................. 1,705,000 1,753,850
a a
Shares/
Principal
a
Value
a a a a
Industrials (continued)
Republic Services, Inc., 3.050%,
3/01/50 ................. 1,500,000 $ 1,025,740
Rockwell Automation, Inc.,
1.750%, 8/15/31 ........... 1,000,000 847,471
Tesla Energy Operations, Inc.,
4.700%, 5/29/25 ........... 2,000,000 1,987,851
Union Pacific Corp., 3.200%,
5/20/41 ................. 2,000,000 1,522,712
d
WK Kellogg Foundation Trust,
144A, 2.443%, 10/01/50 ..... 1,000,000 597,777
22,976,664
Information Technology 1.7%
d
Broadcom, Inc., 144A, 3.500%,
2/15/41 ................. 3,000,000 2,350,610
Cisco Systems, Inc., 5.900%,
2/15/39 ................. 2,000,000 2,149,677
Hewlett Packard Enterprise Co.,
6.350%, 10/15/45 .......... 2,750,000 2,825,461
d
Insight Enterprises, Inc., 144A,
6.625%, 5/15/32 ........... 1,000,000 1,008,986
e
Kyndryl Holdings, Inc., 6.350%,
2/20/34 ................. 2,750,000 2,853,025
NXP BV / NXP Funding LLC /
NXP USA, Inc.,
e
5.000%, 1/15/33 .......... 767,000 755,486
3.250%, 5/11/41 .......... 1,538,000 1,128,445
Vontier Corp., 2.950%, 4/01/31 .
1,500,000 1,303,260
14,374,950
Materials 0.5%
Ball Corp., 6.875%, 3/15/28 ....
1,000,000 1,023,362
d
Graphic Packaging International
LLC, 144A, 6.375%, 7/15/32 . 1,000,000 1,003,531
d
Sealed Air Corp., 144A, 6.500%,
7/15/32 ................. 1,000,000 1,013,194
Steel Dynamics, Inc.,
5.250%, (TW + 50.000%),
5/15/35 ................. 1,000,000 990,882
5.750%, (TW + 50.000%),
5/15/55 ................. 500,000 484,839
4,515,808
Real Estate 1.9%
American Tower Corp., 5.900%,
11/15/33 ................ 3,250,000 3,407,427
Brixmor Operating Partnership
LP, 5.200%, (TW + 50.000%),
4/01/32 ................. 1,500,000 1,498,415
Century Housing Corp.,
4.500%, 2/15/26 .......... 1,000,000 1,000,148
4.650%, 3/15/26 .......... 500,000 500,038
Equinix, Inc., 2.500%, 5/15/31 ..
2,000,000 1,746,937
Kimco Realty OP LLC,
4.600%, 2/01/33 .......... 2,750,000 2,657,699
4.850%, 3/01/35 .......... 500,000 481,556
Prologis LP, 5.125%, 1/15/34 ...
3,000,000 3,009,062

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Real Estate (continued)
Welltower OP LLC, 6.500%,
3/15/41 ................. 1,549,000 $ 1,678,110
15,979,392
Utilities 3.9%
AES Corp. (The),
5.450%, 6/01/28 .......... 1,000,000 1,017,658
5.800%, (TW + 50.000%),
3/15/32 ................. 500,000 505,460
American Water Capital Corp.,
5.250%, 3/01/35 ........... 2,500,000 2,514,696
Avangrid, Inc., 3.200%, 4/15/25 .
1,000,000 999,201
Consolidated Edison Co. of New
York, Inc., 5.125%, 3/15/35 .. 2,000,000 2,003,485
DTE Electric Co.,
3.950%, 3/01/49 .......... 1,000,000 791,676
A, 1.900%, 4/01/28 ........ 1,500,000 1,399,750
Florida Power & Light Co.,
5.600%, 6/15/54 ........... 1,000,000 1,005,201
Georgia Power Co., A, 3.250%,
3/15/51 ................. 1,000,000 679,140
MidAmerican Energy Co.,
3.650%, 4/15/29 .......... 1,000,000 969,909
2.700%, 8/01/52 .......... 2,000,000 1,222,490
d
Niagara Mohawk Power Corp.,
144A, 5.783%, 9/16/52 ...... 2,000,000 1,985,067
Northern States Power Co.,
5.400%, 3/15/54 ........... 2,000,000 1,943,911
NSTAR Electric Co.,
4.850%, (TW + 50.000%),
3/01/30 ................. 1,000,000 1,009,141
5.200%, (TW + 50.000%),
3/01/35 ................. 2,000,000 1,999,839
PG&E Energy Recovery Funding
LLC, A-3, 2.822%, 7/15/46 ... 750,000 533,128
PG&E Recovery Funding LLC,
A-2, 5.256%, 1/15/38 ...... 1,000,000 1,011,171
A-3, 5.536%, 7/15/47 ...... 2,625,000 2,638,692
SCE Recovery Funding LLC,
A-1, 4.697%, 6/15/40 ...... 2,075,725 2,015,828
A-2, 2.943%, 11/15/42 ...... 1,450,000 1,189,209
A-2, 5.112%, 12/15/47 ...... 880,000 815,198
Southern Power Co.,
4.150%, 12/01/25 ......... 1,000,000 998,151
0.900%, 1/15/26 .......... 500,000 485,219
Southwestern Public Service Co.,
6.000%, 6/01/54 ........... 1,000,000 1,012,903
Union Electric Co.,
5.250%, 4/15/35 .......... 1,000,000 1,008,562
5.125%, 3/15/55 .......... 1,500,000 1,379,100
33,133,785
Total Corporate Bonds
(Cost $250,966,994) ..............
244,412,612
a a
Shares/
Principal
a
Value
a a a a
Foreign Government and Agency Securities 2.1%
d
BNG Bank NV, 144A, 0.500%,
11/24/25 ................ 250,000 $ 243,827
d
Caisse d'Amortissement de la
Dette Sociale, 144A, 1.375%,
1/20/31 ................. 3,000,000 2,547,228
d
Kommunalbanken A/S,
144A, 4.625%, 10/24/25 ..... 500,000 500,500
144A, 1.125%, 10/26/26 ..... 1,500,000 1,433,621
144A, 1.125%, 6/14/30 ...... 1,000,000 859,101
Kreditanstalt fuer Wiederaufbau,
2.000%, 5/02/25 ........... 1,000,000 997,903
3.125%, 6/10/25 ........... 2,000,000 1,994,896
0.375%, 7/18/25 ........... 1,000,000 988,233
0.625%, 1/22/26 ........... 5,000,000 4,859,797
4.625%, 3/18/30 ........... 3,000,000 3,079,929
d
Ontario Teachers' Finance Trust,
144A, 1.250%, 9/27/30 ...... 1,000,000 850,603
Total Foreign Government and
Agency Securities
(Cost $19,000,430) ...............
18,355,638
U.S. Government and Agency Securities 22.5%
FFCB Funding Corp.,
1.000%, 10/07/26 .......... 3,000,000 2,867,628
4.410%, 1/28/27 ........... 2,000,000 2,001,598
1.850%, 3/28/30 ........... 1,095,000 985,397
2.020%, 4/01/31 ........... 780,000 686,370
1.880%, 6/16/31 ........... 1,220,000 1,055,971
2.500%, 4/14/36 ........... 3,000,000 2,414,720
FHLB,
0.520%, 2/12/26 ........... 500,000 484,593
2.000%, 3/25/30 ........... 1,666,667 1,499,226
U.S. Treasury Bonds,
4.750%, 2/15/45 ........... 30,000,000 30,553,125
Index Linked, 1.000%, 2/15/48 1,000,000 991,017
1.875%, 11/15/51 .......... 17,000,000 9,783,301
4.625%, 2/15/55 ........... 22,000,000 22,151,250
U.S. Treasury Notes,
4.125%, 10/31/26 .......... 5,000,000 5,013,183
3.875%, 10/15/27 .......... 62,000,000 61,976,992
4.000%, 3/31/30 ........... 41,000,000 41,084,883
4.125%, 3/31/32 ........... 6,000,000 6,017,344
United States International
Development Finance Corp.,
3.520%, 9/20/32 ........... 1,071,429 1,037,147
f
FRN, 4.550%, (3-month U.S.
Treasury Bill Rate), 9/15/26 .. 500,000 500,000
1.650%, 4/15/28 ........... 500,000 470,127
1.440%, 4/15/28 ........... 1,000,000 935,474
3.130%, 4/15/28 ........... 1,000,000 972,330
Total U.S. Government and Agency
Securities
(Cost $193,259,838) ..............
193,481,676

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities 5.2%
Financials 5.1%
d,f
AGL CLO 23 Ltd., 2022-23A, A1R,
144A, FRN, 5.468%, (3-month
SOFR + 1.150%), 4/20/38. ... 2,000,000 $ 1,994,000
d
College Ave Student Loans LLC,
2024-B, A1A, 144A, 5.690%,
8/25/54. ................. 1,663,620 1,702,382
d,f
Elmwood CLO IX Ltd., 2021-
2A, AR, 144A, FRN, 5.462%,
(3-month SOFR + 1.140%),
4/20/38. ................. 2,000,000 1,994,032
d
FHF Issuer Trust,
2024-1A, A2, 144A, 5.690%,
2/15/30 ................. 623,017 629,638
2024-3A, A2, 144A, 4.940%,
11/15/30 ................ 1,000,000 1,002,248
2025-1A, A2, 144A, 4.920%,
2/15/31 ................. 1,750,000 1,749,280
d
Foundation Finance Trust,
2023-1A, A, 144A, 5.670%,
12/15/43 ................ 1,511,805 1,532,906
2023-2A, A, 144A, 6.530%,
6/15/49 ................. 522,686 545,415
2023-2A, C, 144A, 7.310%,
6/15/49 ................. 1,350,000 1,405,879
d
Frontier Issuer LLC,
2023-1, A2, 144A, 6.600%,
8/20/53 ................. 1,000,000 1,019,143
2023-1, B, 144A, 8.300%,
8/20/53 ................. 1,750,000 1,809,685
2024-1, A2, 144A, 6.190%,
6/20/54 ................. 1,750,000 1,808,674
d
Loanpal Solar Loan Ltd.,
2021-1GS, A, 144A, 2.290%,
1/20/48 ................. 715,505 581,220
2021-2GS, A, 144A, 2.220%,
3/20/48 ................. 468,635 368,818
d
Mill City Solar Loan Ltd., 2019-
2GS, A, 144A, 3.690%, 7/20/43. 402,850 362,742
d
Mosaic Solar Loan Trust,
2017-1A, A, 144A, 4.450%,
6/20/42 ................. 273,199 262,943
2017-2A, A, 144A, 3.820%,
6/22/43 ................. 354,679 327,649
2018-1A, A, 144A, 4.010%,
6/22/43 ................. 949,819 874,072
2019-1A, A, 144A, 4.370%,
12/21/43 ................ 422,983 394,819
2019-2A, A, 144A, 2.880%,
9/20/40 ................. 308,724 274,596
2020-1A, A, 144A, 2.100%,
4/20/46 ................. 315,651 279,290
2020-2A, A, 144A, 1.440%,
8/20/46 ................. 657,705 555,648
2020-2A, C, 144A, 3.000%,
8/20/46 ................. 443,910 412,362
2021-1A, A, 144A, 1.510%,
12/20/46 ................ 625,536 517,679
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
d
Mosaic Solar Loan Trust,
(continued)
2021-2A, B, 144A, 2.090%,
4/22/47 ................. 592,313 $ 435,491
2022-3A, A, 144A, 6.100%,
6/20/53 ................. 1,885,484 1,889,616
d,f
OCP CLO Ltd., 2021-21A, AR,
144A, FRN, 5.505%, (3-month
SOFR + 1.180%), 1/20/38. ... 1,000,000 996,800
d
PACEWell 5 Trust, 2021-1, A,
144A, 2.628%, 10/10/59. .... 832,524 631,662
SBA Small Business Investment
Cos.,
2023-10A, 1, 5.168%, 3/10/33 904,646 919,614
2023-10B, 1, 5.688%, 9/10/33 1,008,475 1,046,387
2025-10A, 1, 4.963%, 3/10/35 1,500,000 1,518,735
d
Service Experts Issuer LLC, 2024-
1A, A, 144A, 6.390%, 11/20/35. 1,265,291 1,285,869
d
SoFi Professional Loan Program
LLC,
2017-D, BFX, 144A, 3.610%,
9/25/40 ................. 1,900,000 1,817,773
2017-F, BFX, 144A, 3.620%,
1/25/41 ................. 1,800,000 1,726,663
2018-B, BFX, 144A, 3.830%,
8/25/47 ................. 500,000 481,990
d
Sunnova Helios II Issuer LLC,
2019-AA, A, 144A, 3.750%,
6/20/46 ................. 1,293,541 1,180,057
2021-B, A, 144A, 1.620%,
7/20/48 ................. 1,897,756 1,659,027
d
Sunrun Athena Issuer LLC, 2018-
1, A, 144A, 5.310%, 4/30/49. . 813,627 780,532
d
Sunrun Atlas Issuer LLC, 2019-2,
A, 144A, 3.610%, 2/01/55. ... 834,838 781,300
d
Tesla Auto Lease Trust,
2023-B, B, 144A, 6.570%,
8/20/27 ................. 1,400,000 1,418,000
2024-A, B, 144A, 5.550%,
5/22/28 ................. 750,000 755,826
d
Tricon American Homes Trust,
2020-SFR2, A, 144A, 1.482%,
11/17/39. ................ 1,202,127 1,110,777
d
Vivint Solar Financing V LLC,
2018-1A, A, 144A, 4.730%,
4/30/48. ................. 845,046 797,949
43,639,188
a a a a a
Utilities 0.1%
d
Sunnova Helios IV Issuer LLC,
2020-AA, A, 144A, 2.980%,
6/20/47. ................. 640,669 572,548
Total Asset-Backed Securities
(Cost $45,717,021) ...............
44,211,736

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities 33.7%
Commercial Mortgage-Backed Securities 3.4%
FHLMC, Multi-class Certificates,
2021-P009, A1, 1.132%,
1/25/31 ................. 1,298,572 $ 1,189,538
2021-P011, A1, 1.204%, 9/25/31 381,166 348,157
f
2024-P016, A2, FRN, 4.299%,
9/25/33 ................. 2,000,000 2,011,987
FHLMC, Multi-family Structured
Pass-Through Certificates,
KG01, A10, 2.939%, 4/25/29 . 3,000,000 2,847,591
KG02, A2, 2.412%, 8/25/29 .. 2,000,000 1,853,255
KG04, A2, 1.487%, 11/25/30 . 2,000,000 1,716,721
f
KG07, A2, FRN, 3.123%,
8/25/32 ................. 1,750,000 1,600,769
f
KSG4, A2, FRN, 3.400%,
8/25/32 ................. 2,000,000 1,860,124
FNMA, ACES,
f
2018-M13, A2, FRN, 3.744%,
9/25/30 ................. 1,266,298 1,229,555
f
2018-M2, A2, FRN, 2.906%,
1/25/28 ................. 1,673,150 1,619,640
f
2018-M4, A2, FRN, 3.057%,
3/25/28 ................. 995,497 963,783
f
2018-M8, A2, FRN, 3.303%,
6/25/28 ................. 1,798,136 1,752,447
f
2019-M1, A2, FRN, 3.544%,
9/25/28 ................. 1,692,622 1,655,343
2019-M9, A2, 2.937%, 6/25/29 1,325,126 1,264,206
f
2021-M1S, A2, FRN, 1.382%,
12/25/30 ................ 2,700,000 2,305,036
f
2023-M1S, A2, FRN, 4.499%,
4/25/33 ................. 2,500,000 2,487,478
f
GNMA,
2013-101, AF, FRN, 2.830%,
9/16/50 ................. 415,814 406,776
2014-164, AN, FRN, 3.111%,
3/16/55 ................. 470,824 422,644
d
SLG Office Trust, 2021-OVA, A,
144A, 2.585%, 7/15/41 ...... 1,500,000 1,290,678
28,825,728
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.8%
FHLMC Gold Pool, 20 Year,
3.000%, 3/01/35 ........... 2,154,353 2,044,035
FHLMC Pool, 20 Year, 4.500%,
11/01/44 ................ 2,926,171 2,858,339
FHLMC Pool, 30 Year, 4.500%,
3/01/49 ................. 2,377,548 2,308,593
FHLMC Pool, 30 Year, 3.000%,
12/01/49 ................ 1,451,741 1,276,312
FHLMC Pool, 30 Year, 2.500%,
7/01/50 ................. 3,354,505 2,818,243
FHLMC Pool, 30 Year, 2.000%,
2/01/51 ................. 2,174,643 1,756,893
FHLMC Pool, 30 Year, 2.500%,
4/01/51 ................. 2,380,664 1,986,888
FHLMC Pool, 30 Year, 4.000%,
8/01/51 ................. 2,664,252 2,494,415
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
(continued)
FHLMC Pool, 30 Year, 3.000%,
4/01/52 ................. 4,146,804 $ 3,604,629
FHLMC Pool, 30 Year, 4.000%,
8/01/52 ................. 2,208,394 2,071,216
FHLMC Pool, 30 Year, 4.500%,
8/01/52 ................. 1,621,803 1,563,905
FHLMC Pool, 30 Year, 5.500%,
9/01/52 ................. 3,202,709 3,206,820
FHLMC Pool, 30 Year, 5.500%,
11/01/52 ................ 3,305,714 3,334,160
FHLMC Pool, 30 Year, 3.000%,
1/01/53 ................. 2,560,174 2,222,214
FHLMC Pool, 30 Year, 5.500%,
3/01/53 ................. 5,093,722 5,112,949
FHLMC Pool, 30 Year, 3.000%,
6/01/53 ................. 2,701,041 2,367,273
FHLMC Pool, 30 Year, 6.000%,
6/01/53 ................. 2,591,790 2,663,750
FHLMC Pool, 30 Year, 6.500%,
6/01/53 ................. 1,684,337 1,756,062
FHLMC Pool, 30 Year, 5.000%,
8/01/53 ................. 2,709,297 2,662,191
FHLMC Pool, 30 Year, 5.500%,
9/01/53 ................. 3,633,360 3,659,361
FHLMC Pool, 30 Year, 5.500%,
1/01/54 ................. 5,524,332 5,526,503
FHLMC Pool, 30 Year, 5.000%,
3/01/54 ................. 2,777,868 2,725,218
FHLMC Pool, 30 Year, 5.000%,
10/01/54 ................ 2,973,763 2,923,461
FHLMC Pool, 30 Year, 6.000%,
1/01/55 ................. 4,000,000 4,065,338
67,008,768
Federal National Mortgage Association (FNMA) Fixed Rate
16.6%
FNMA, 15 Year, 2.000%, 3/01/36 1,773,303 1,616,015
FNMA, 20 Year, 2.000%, 11/01/40 1,417,312 1,212,718
FNMA, 20 Year, 2.000%, 12/01/40 2,067,076 1,768,674
FNMA, 20 Year, 2.500%, 12/01/40 1,964,707 1,741,194
FNMA, 20 Year, 3.000%, 1/01/42 2,128,147 1,924,100
FNMA, 30 Year, 3.500%, 7/01/43 2,897,873 2,701,853
FNMA, 30 Year, 3.000%, 11/01/46 2,273,774 2,017,113
FNMA, 30 Year, 2.500%, 2/01/47 2,496,690 2,116,196
FNMA, 30 Year, 3.500%, 9/01/49 3,744,038 3,414,189
FNMA, 30 Year, 4.000%, 9/01/49 2,096,761 1,972,435
FNMA, 30 Year, 3.500%, 1/01/50 2,140,415 1,953,984
FNMA, 30 Year, 5.500%, 2/01/50 1,997,116 2,011,512
FNMA, 30 Year, 2.500%, 8/01/50 1,427,664 1,205,432
FNMA, 30 Year, 2.500%, 9/01/50 7,433,230 6,250,500
FNMA, 30 Year, 2.000%, 10/01/50 2,856,028 2,277,282
FNMA, 30 Year, 1.500%, 11/01/50 2,033,754 1,547,970
FNMA, 30 Year, 2.500%, 11/01/50 1,495,904 1,258,804
FNMA, 30 Year, 2.000%, 12/01/50 1,426,091 1,149,403
FNMA, 30 Year, 2.500%, 12/01/50 1,808,260 1,533,282
FNMA, 30 Year, 1.500%, 1/01/51 3,806,668 2,881,902
FNMA, 30 Year, 2.500%, 1/01/51 1,412,186 1,187,078

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
FNMA, 30 Year, 2.500%, 5/01/51 1,408,494 $ 1,182,758
FNMA, 30 Year, 2.500%, 7/01/51 6,840,682 5,744,914
FNMA, 30 Year, 2.000%, 9/01/51 2,500,377 1,995,576
FNMA, 30 Year, 2.000%, 10/01/51 2,227,963 1,796,271
FNMA, 30 Year, 2.500%, 10/01/51 2,267,183 1,902,212
FNMA, 30 Year, 2.500%, 11/01/51 2,473,816 2,074,453
FNMA, 30 Year, 3.500%, 1/01/52 2,005,628 1,813,049
FNMA, 30 Year, 2.500%, 2/01/52 3,092,449 2,589,021
FNMA, 30 Year, 3.000%, 2/01/52 2,310,077 2,007,798
FNMA, 30 Year, 3.500%, 4/01/52 5,809,927 5,248,119
FNMA, 30 Year, 3.000%, 6/01/52 2,678,602 2,328,504
FNMA, 30 Year, 3.500%, 6/01/52 3,251,237 2,945,572
FNMA, 30 Year, 3.500%, 7/01/52 3,228,603 2,945,346
FNMA, 30 Year, 4.000%, 7/01/52 6,459,671 6,050,887
FNMA, 30 Year, 4.500%, 7/01/52 2,594,922 2,487,087
FNMA, 30 Year, 4.500%, 8/01/52 2,684,177 2,590,349
FNMA, 30 Year, 5.000%, 9/01/52 2,503,263 2,463,642
FNMA, 30 Year, 4.500%, 10/01/52 2,382,161 2,291,798
FNMA, 30 Year, 6.000%, 11/01/52 2,380,278 2,434,907
FNMA, 30 Year, 5.000%, 12/01/52 2,449,519 2,409,998
FNMA, 30 Year, 4.500%, 1/01/53 2,678,441 2,564,103
FNMA, 30 Year, 6.000%, 2/01/53 2,306,599 2,367,845
FNMA, 30 Year, 5.000%, 3/01/53 1,579,841 1,560,250
FNMA, 30 Year, 3.500%, 4/01/53 2,759,749 2,497,830
FNMA, 30 Year, 5.500%, 5/01/53 8,644,034 8,695,828
FNMA, 30 Year, 4.000%, 7/01/53 2,922,496 2,733,713
FNMA, 30 Year, 5.500%, 7/01/53 1,731,482 1,745,885
FNMA, 30 Year, 5.500%, 8/01/53 2,643,584 2,658,990
FNMA, 30 Year, 5.500%, 11/01/53 2,789,455 2,794,217
FNMA, 30 Year, 6.500%, 12/01/53 2,213,143 2,295,143
FNMA, 30 Year, 4.000%, 2/01/54 3,898,211 3,643,952
FNMA, 30 Year, 6.000%, 2/01/54 2,697,675 2,765,595
FNMA, 30 Year, 6.000%, 10/01/54 2,918,032 2,989,681
FNMA, 30 Year, 5.000%, 11/01/54 3,928,274 3,867,180
142,224,109
Government National Mortgage Association (GNMA) Adjust-
able Rate 0.3%
f
GNMA II, 3.68%, 2/20/74 ...... 2,677,429 2,499,439
Government National Mortgage Association (GNMA) Fixed
Rate 2.5%
GNMA I, 3.020%, 9/15/41 ..... 1,496,068 1,290,104
GNMA II, Single-family, 30 Year,
2.000%, 7/20/52 ........... 2,943,196 2,409,858
GNMA II, Single-family, 30 Year,
2.500%, 7/20/52 ........... 1,564,460 1,335,776
GNMA II, Single-family, 30 Year,
2.500%, 8/20/52 ........... 4,754,157 4,059,479
GNMA II, Single-family, 30 Year,
2.500%, 2/20/53 ........... 4,118,431 3,544,341
GNMA II, Single-family, 30 Year,
2.500%, 4/20/53 ........... 3,331,417 2,846,216
GNMA II, Single-family, 30 Year,
3.000%, 6/20/53 ........... 4,536,215 4,022,144
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed
Rate (continued)
GNMA II, Single-family, 30 Year,
3.000%, 7/20/53 ........... 2,589,751 $ 2,300,389
21,808,307
Residential Mortgage-Backed Securities 3.1%
d
Angel Oak Mortgage Trust,
f
2022-2, A1, 144A, FRN,
3.353%, 1/25/67 ........... 1,451,669 1,370,566
2022-5, A1, 144A, 4.500%,
5/25/67 ................. 1,509,127 1,489,161
d,f
Connecticut Avenue Securities
Trust,
2021-R01, 1B1, 144A, FRN,
7.440%, (30-day SOFR Average
+ 3.100%), 10/25/41 ........ 1,249,000 1,271,059
2021-R01, 1M2, 144A, FRN,
5.890%, (30-day SOFR Average
+ 1.550%), 10/25/41 ........ 465,197 465,807
2022-R08, 1M1, 144A, FRN,
6.890%, (30-day SOFR Average
+ 2.550%), 7/25/42 ........ 1,438,850 1,474,785
2023-R01, 1M1, 144A, FRN,
6.736%, (30-day SOFR Average
+ 2.400%), 12/25/42 ........ 1,071,865 1,094,767
2023-R06, 1M1, 144A, FRN,
6.040%, (30-day SOFR Average
+ 1.700%), 7/25/43 ........ 856,869 859,731
2025-R02, 1A1, 144A, FRN,
5.336%, (30-day SOFR Average
+ 1.000%), 2/25/45 ........ 1,095,538 1,095,252
d,f
FARM Mortgage Trust,
2024-1, A, 144A, FRN, 4.712%,
10/01/53 ................ 1,841,794 1,780,573
2024-2, A, 144A, FRN, 5.193%,
8/01/54 ................. 1,461,781 1,439,733
d,f
FHLMC STACR REMIC Trust,
2020-HQA2, M2, 144A, FRN,
7.554%, (30-day SOFR Average
+ 3.214%), 3/25/50 ........ 723,249 745,086
2024-DNA1, A1, 144A, FRN,
5.690%, (30-day SOFR Average
+ 1.350%), 2/25/44 ........ 1,282,013 1,285,461
2024-DNA2, M1, 144A, FRN,
5.540%, (30-day SOFR Average
+ 1.200%), 5/25/44 ........ 1,349,662 1,350,144
2025-DNA1, A1, 144A, FRN,
5.290%, (30-day SOFR Average
+ 0.950%), 1/25/45 ........ 1,242,500 1,240,297
d,f
Flagstar Mortgage Trust,
2021-5INV, A5, 144A, FRN,
2.500%, 7/25/51 ........... 625,151 557,911
2021-6INV, A6, 144A, FRN,
2.500%, 8/25/51 ........... 1,293,597 1,154,293

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
d,f
FNMA Connecticut Avenue
Securities, 2021-R02, 2M2,
144A, FRN, 6.340%, (30-day
SOFR Average + 2.000%),
11/25/41 ................ 1,500,000 $ 1,506,748
d,f
Mello Mortgage Capital
Acceptance, 2021-INV1, A4,
144A, FRN, 2.500%, 6/25/51 . 685,354 610,761
d,f
New Residential Mortgage Loan
Trust,
2019-2A, A1, 144A, FRN,
4.250%, 12/25/57 .......... 633,243 618,382
2019-5A, A1B, 144A, FRN,
3.500%, 8/25/59 ........... 358,605 339,405
d,f
Sequoia Mortgage Trust,
2018-CH1, A19, 144A, FRN,
4.000%, 3/25/48 ........... 48,386 45,402
2021-4, A4, 144A, FRN,
2.500%, 6/25/51 ........... 1,402,742 1,244,470
2024-2, A19, 144A, FRN,
6.000%, 3/25/54 ........... 1,395,820 1,400,683
2024-3, A19, 144A, FRN,
6.000%, 4/25/54 ........... 1,523,526 1,527,882
d
Towd Point Mortgage Trust, 2023-
1, A1, 144A, 3.750%, 1/25/63 . 929,770 891,491
26,859,850
Total Mortgage-Backed Securities
(Cost $304,628,510) ..............
289,226,201
Municipal Bonds 0.9%
California 0.5%
California Health Facilities
Financing Authority, State of
California Personal Income
Tax, Revenue, 2022, 4.190%,
6/01/37 ................. 1,750,000 1,623,575
State of California, GO, 7.550%,
4/01/39 ................. 2,000,000 2,421,851
4,045,426
Massachusetts 0.4%
Commonwealth of Massachusetts,
COVID-19 Recovery
Assessment, Revenue, 2022 A,
3.881%, 1/15/31 ........... 2,000,000 1,942,090
University of Massachusetts
Building Authority, Revenue,
2010-2, 5.450%, 11/01/40 ... 1,225,000 1,231,632
3,173,722
Total Municipal Bonds
(Cost $7,934,508) ................
7,219,148
Supranational 5.8%
Council of Europe Development
Bank, 3.000%, 6/16/25 ...... 1,000,000 996,675
a a
Shares/
Principal
a
Value
a a a a
Supranational
(continued)
European Bank for Reconstruction
& Development, 0.500%,
11/25/25 ................ 3,000,000 $ 2,927,136
European Investment Bank,
2.750%, 8/15/25 ........... 2,000,000 1,988,029
3.875%, 6/15/28 ........... 1,000,000 997,917
1.750%, 3/15/29 ........... 800,000 734,962
4.625%, 2/12/35 ........... 500,000 511,968
Inter-American Development
Bank,
0.875%, 4/20/26 ........... 2,000,000 1,934,692
1.500%, 1/13/27 ........... 2,000,000 1,914,794
0.625%, 9/16/27 ........... 600,000 553,533
Inter-American Investment Corp.,
2.625%, 4/22/25 ........... 1,000,000 998,726
4.250%, 4/01/30 ........... 2,500,000 2,511,915
International Bank for
Reconstruction & Development,
0.500%, 10/28/25 .......... 500,000 489,366
3.125%, 6/15/27 ........... 2,000,000 1,964,152
0.750%, 11/24/27 .......... 1,000,000 920,041
1.375%, 4/20/28 ........... 1,500,000 1,389,347
4.625%, 8/01/28 ........... 550,000 561,104
4.125%, 3/20/30 ........... 5,000,000 5,013,577
4.625%, 1/15/32 ........... 1,600,000 1,639,892
1.745%, 7/31/33 ........... 3,200,000 3,212,660
2.750%, 5/31/36 ........... 2,000,000 1,623,934
f
FRN, 0.511%, 3/31/28 ...... 4,500,000 4,378,934
f
FRN, 4.705%, (SOFR Index +
0.370%), 2/11/31 .......... 2,000,000 1,991,006
d
International Development
Association,
144A, 0.375%, 9/23/25 ...... 2,200,000 2,158,293
144A, 4.375%, 6/11/29 ...... 800,000 809,037
144A, 4.500%, 2/12/35 ...... 1,000,000 1,010,677
International Finance Corp.,
0.375%, 7/16/25 ........... 1,000,000 988,108
0.750%, 10/08/26 .......... 2,250,000 2,143,293
4.375%, 1/15/27 ........... 1,000,000 1,006,430
4.250%, 7/02/29 ........... 2,000,000 2,017,505
Total Supranational
(Cost $50,249,273) ...............
49,387,703
Loans 0.3%
Health Care 0.2%
f
Medline Borrower LP, First Lien,
Dollar Incremental CME Term
Loan, 6.575% (1-month SOFR +
2.250%), 10/23/28 ......... 1,990,000 1,988,478

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Loans
(continued)
Materials 0.1%
f
Knife River Corp., First Lien, Initial
CME Term Loan, B, 6.286%
(3-month SOFR + 2.000%),
3/08/32 ................. 1,000,000 $ 998,750
Total Loans
(Cost $3,004,940) ................
2,987,228
Total Long Term Investments
(Cost $875,485,136) ..............
850,001,969
a
a
a
Certificates of Deposit 0.0%
c
Walden Mutual Bank, 3.930%,
11/14/25 ................ 500,000 499,053
(Cost $500,000)
Money Market 2.1%
g,h
JPMorgan Prime Money Market
Fund, 4.520% ............ 18,071,588 18,071,588
(Cost $18,071,588)
Securities Purchased With Cash Collateral From
Securities Lending 0.8%
g,h
Invesco Government & Agency
Portfolio, 4.316% .......... 6,532,723 6,532,723
(Cost $6,532,723)
a
Total Investments 101.9%
(Cost $900,589,447) .............
$875,105,333
Payable Upon Return Of Securities
Loaned (0.8)% ...................
(6,532,723)
Other Assets, less Liabilities (1.1)%
(10,020,807)
Net Assets 100.0% ...............
$858,551,803
a
Rounds to less than 0.05%.
b
Security valued using significant unobservable inputs.
c
Illiquid security.
d
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
e
Security or partial position of this security was on loan as of March 31,
2025. The total market value of securities on loan as of March 31, 2025 was $6,389,605.
f
Rate shown reflects the accrual rate as of March 31, 2025 on securities with variable or step rates.
g
Rate shown represents annualized 7-day yield as of March 31, 2025.
h
Institutional Class shares.
ACES Alternative Credit Enhancement Structure
CME Chicago Mercantile Exchange
FRN Floating Rate Note
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk

Schedule of Investments (Unaudited), March 31, 2025
Impax High Yield Bond Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
a
Common Stocks 0.0%
a
Telecommunications 0.0%
b,c,d
Digicel Holdings Bermuda Ltd. . 24,783 $ 44,114
(Cost $44,161)
a
Preferred Stocks 0.0%
a
Telecommunications 0.0%
b,c,d
Digicel Holdings Bermuda Ltd. . 1,328 13,944
(Cost $8,925)
BONDS: 94.5%
Community Investment Notes 0.1%
Community Investment Notes 0.1%
c,d,e
CEI Investments LLC, FRN,
4.000%, 9/30/25 ........... 552,735 552,735
c
Envest Microfinance Cooperative,
d
4.000%, 10/24/25 ......... 150,000 150,000
4.000%, 4/20/26 .......... 250,000 246,405
949,140
Total Community Investment Notes
(Cost $952,735) .................
949,140
Corporate Bonds 85.5%
Automotive 2.3%
f
Adient Global Holdings Ltd., 144A,
7.500%, 2/15/33 ........... 2,000,000 1,874,477
f
Allison Transmission, Inc.,
144A, 4.750%, 10/01/27 .... 1,200,000 1,171,624
144A, 5.875%, 6/01/29 ..... 1,925,000 1,919,118
144A, 3.750%, 1/30/31 ..... 1,200,000 1,067,878
American Axle & Manufacturing,
Inc., 5.000%, 10/01/29 ...... 2,500,000 2,155,420
f
Garrett Motion Holdings, Inc.
/ Garrett LX I SARL, 144A,
7.750%, 5/31/32 ........... 2,000,000 1,979,641
f
IHO Verwaltungs GmbH, 144A,
PIK, 6.375%, 5/15/29 ....... 2,000,000 1,934,128
12,102,286
Banking 1.9%
Barclays plc, Junior Sub. Bond,
7.625% to 9/14/35, FRN
thereafter, Perpetual ....... 4,000,000 3,921,783
PNC Financial Services Group,
Inc. (The), V, Junior Sub. Bond,
6.2% to 9/14/27, FRN thereafter,
Perpetual ................ 2,000,000 2,032,794
f
Societe Generale SA, Junior Sub.
Bond, 144A, 8.125% to 5/20/30,
FRN thereafter, Perpetual ... 4,000,000 3,994,638
9,949,215
Basic Industry 6.9%
f
Advanced Drainage Systems,
Inc.,
144A, 5.000%, 9/30/27 ..... 1,600,000 1,570,911
144A, 6.375%, 6/15/30 ..... 2,450,000 2,462,831
a a
Shares/
Principal
a
Value
a a a a
Basic Industry (continued)
ATI, Inc.,
7.250%, 8/15/30 .......... 1,000,000 $ 1,031,525
5.125%, 10/01/31 ......... 1,800,000 1,693,003
f
Avient Corp.,
144A, 7.125%, 8/01/30 ..... 2,060,000 2,102,877
144A, 6.250%, 11/01/31 .... 500,000 495,719
f
CVR Partners LP / CVR Nitrogen
Finance Corp., 144A, 6.125%,
6/15/28 ................. 4,300,000 4,161,679
f
Dycom Industries, Inc., 144A,
4.500%, 4/15/29 ........... 1,450,000 1,357,030
f
Interface, Inc., 144A, 5.500%,
12/01/28 ................ 3,955,000 3,854,921
f
Knife River Corp., 144A, 7.750%,
5/01/31 ................. 2,675,000 2,787,374
f
Mercer International, Inc., 144A,
12.875%, 10/01/28 ......... 3,800,000 4,025,526
f
Novelis Corp., 144A, 4.750%,
1/30/30 ................. 2,300,000 2,146,670
f
Olympus Water US Holding Corp.,
144A, 4.250%, 10/01/28 ..... 1,975,000 1,826,937
Shea Homes LP / Shea Homes
Funding Corp., 4.750%, 2/15/28 2,100,000 2,012,421
f
Standard Industries, Inc.,
144A, 5.000%, 2/15/27 ..... 2,700,000 2,659,967
144A, 4.375%, 7/15/30 ..... 1,875,000 1,731,598
35,920,989
Capital Goods 6.3%
f
ATS Corp., 144A, 4.125%,
12/15/28 ................ 3,150,000 2,928,700
Ball Corp.,
6.875%, 3/15/28 .......... 1,100,000 1,125,698
6.000%, 6/15/29 .......... 1,000,000 1,013,104
f
Clydesdale Acquisition Holdings,
Inc., 144A, 6.750%, 4/15/32 .. 2,000,000 2,015,455
f
Esab Corp., 144A, 6.250%,
4/15/29 ................. 3,000,000 3,047,532
f
Gates Corp., 144A, 6.875%,
7/01/29 ................. 4,000,000 4,074,296
f
Graphic Packaging International
LLC,
144A, 3.750%, 2/01/30 ..... 2,400,000 2,195,090
144A, 6.375%, 7/15/32 ..... 2,000,000 2,007,062
f
Manitowoc Co., Inc. (The),
Secured Note, 144A, 9.250%,
10/01/31 ................ 4,000,000 4,116,760
f
Owens-Brockway Glass
Container, Inc., 144A, 6.625%,
5/13/27 ................. 1,875,000 1,866,548
Regal Rexnord Corp.,
6.050%, 4/15/28 .......... 1,550,000 1,590,573
6.400%, 4/15/33 .......... 1,450,000 1,505,749
f
Sealed Air Corp., 144A, 6.500%,
7/15/32 ................. 3,500,000 3,546,178

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Capital Goods (continued)
f
Terex Corp., 144A, 6.250%,
10/15/32 ................ 2,000,000 $ 1,942,284
32,975,029
Consumer Goods 3.9%
f
BellRing Brands, Inc., 144A,
7.000%, 3/15/30 ........... 3,000,000 3,102,381
f
Land O' Lakes, Inc., Junior Sub.
Bond, 144A, 7.000%, Perpetual 3,685,000 3,043,076
Newell Brands, Inc., 6.625%,
9/15/29 ................. 2,000,000 2,007,964
f
Performance Food Group, Inc.,
144A, 6.125%, 9/15/32 ...... 4,000,000 3,980,845
f
Post Holdings, Inc.,
144A, 5.500%, 12/15/29 .... 2,500,000 2,432,578
144A, 4.500%, 9/15/31 ..... 2,000,000 1,813,412
144A, 6.250%, 2/15/32 ..... 2,000,000 2,014,239
f
United Natural Foods, Inc., 144A,
6.750%, 10/15/28 .......... 2,000,000 1,978,022
20,372,517
Financial Services 5.4%
Ally Financial, Inc., Sub. Bond,
5.750%, 11/20/25 .......... 1,000,000 1,003,096
f
Azorra Finance Ltd., 144A,
7.750%, 4/15/30 ........... 5,000,000 4,989,237
f
Block, Inc., 144A, 6.500%,
5/15/32 ................. 3,000,000 3,033,993
f
Diebold Nixdorf, Inc., 144A,
7.750%, 3/31/30 ........... 3,000,000 3,117,197
OneMain Finance Corp.,
3.500%, 1/15/27 .......... 1,450,000 1,390,663
6.625%, 1/15/28 .......... 1,125,000 1,134,299
7.125%, 11/15/31 ......... 1,000,000 1,006,794
f
Provident Funding Associates LP
/ PFG Finance Corp., 144A,
9.750%, 9/15/29 ........... 3,000,000 3,073,209
f
RFNA LP, 144A, 7.875%, 2/15/30 4,500,000 4,448,813
f
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc.,
144A, 6.750%, 8/15/32 ...... 2,000,000 2,017,471
f
TrueNoord Capital DAC, 144A,
8.750%, 3/01/30 ........... 3,000,000 3,047,916
28,262,688
Healthcare 7.3%
f
Acadia Healthcare Co., Inc.,
144A, 7.375%, 3/15/33 ...... 3,000,000 3,000,794
f
AdaptHealth LLC, 144A, 4.625%,
8/01/29 ................. 3,000,000 2,732,525
f
Avantor Funding, Inc.,
144A, 4.625%, 7/15/28 ..... 5,600,000 5,402,603
144A, 3.875%, 11/01/29 .... 1,000,000 924,068
f
Cheplapharm Arzneimittel GmbH,
144A, 5.500%, 1/15/28 ...... 2,000,000 1,791,592
CVS Health Corp.,
6.125%, 9/15/39 .......... 4,925,000 5,018,370
a a
Shares/
Principal
a
Value
a a a a
Healthcare (continued)
CVS Health Corp., (continued)
Junior Sub. Bond, 6.75% to
12/09/34, FRN thereafter,
12/10/54 ................ 4,000,000 $ 3,992,379
f
HAH Group Holding Co. LLC,
144A, 9.750%, 10/01/31 ..... 3,000,000 2,892,215
f
HealthEquity, Inc., 144A, 4.500%,
10/01/29 ................ 3,000,000 2,815,918
f
IQVIA, Inc., 144A, 5.000%,
5/15/27 ................. 2,750,000 2,713,199
f
Neogen Food Safety Corp., 144A,
8.625%, 7/20/30 ........... 3,000,000 3,161,196
Tenet Healthcare Corp., 5.125%,
11/01/27 ................ 3,600,000 3,549,957
37,994,816
Insurance 5.1%
f
Alliant Holdings Intermediate LLC
/ Alliant Holdings Co-Issuer,
144A, 7.000%, 1/15/31 ...... 6,500,000 6,525,078
f
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The), 144A,
7.125%, 5/15/31 ........... 2,000,000 2,028,342
f
Howden UK Refinance plc /
Howden UK Refinance 2 plc /
Howden US Refinance LLC,
144A, 7.250%, 2/15/31 ...... 3,750,000 3,788,742
f
HUB International Ltd.,
144A, 7.250%, 6/15/30 ..... 2,900,000 2,988,960
144A, 7.375%, 1/31/32 ..... 2,000,000 2,037,616
f
Liberty Mutual Group, Inc., 144A,
4.125% to 12/14/26, FRN
thereafter, 12/15/51 ........ 6,000,000 5,746,439
f
Ryan Specialty LLC, 144A,
5.875%, 8/01/32 ........... 3,308,000 3,270,134
26,385,311
Leisure 3.4%
f
Hilton Domestic Operating Co.,
Inc., 144A, 6.125%, 4/01/32 .. 7,000,000 7,031,537
f
NCL Corp. Ltd., 144A, 6.750%,
2/01/32 ................. 5,000,000 4,942,488
f
Viking Cruises Ltd., 144A,
9.125%, 7/15/31 ........... 2,500,000 2,672,515
f
Viking Ocean Cruises Ship VII
Ltd., 144A, 5.625%, 2/15/29 .. 3,150,000 3,103,495
17,750,035
Media 9.3%
AMC Networks, Inc.,
4.250%, 2/15/29 .......... 1,000,000 751,652
f
144A, 10.250%, 1/15/29 .... 3,000,000 3,111,915
f
Cars.com, Inc., 144A, 6.375%,
11/01/28 ................ 2,500,000 2,483,859

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Media (continued)
f
CCO Holdings LLC / CCO
Holdings Capital Corp.,
144A, 5.125%, 5/01/27 ..... 1,075,000 $ 1,059,647
144A, 5.375%, 6/01/29 ..... 3,275,000 3,171,703
144A, 4.750%, 3/01/30 ..... 6,500,000 6,034,480
144A, 4.250%, 1/15/34 ..... 4,000,000 3,292,980
f
Cimpress plc, 144A, 7.375%,
9/15/32 ................. 1,950,000 1,794,327
f
Clear Channel Outdoor Holdings,
Inc., 144A, 7.875%, 4/01/30 .. 1,000,000 981,394
f
Deluxe Corp., 144A, 8.125%,
9/15/29 ................. 2,000,000 2,014,174
f
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.,
144A, 10.000%, 2/15/31 ..... 2,000,000 1,922,101
f
Gray Media, Inc.,
144A, 10.500%, 7/15/29 .... 1,000,000 1,042,780
144A, 5.375%, 11/15/31 .... 1,500,000 938,296
Lamar Media Corp., 3.625%,
1/15/31 ................. 750,000 670,942
f
Midcontinent Communications,
144A, 8.000%, 8/15/32 ...... 3,500,000 3,543,267
f
Nexstar Media, Inc., 144A,
5.625%, 7/15/27 ........... 3,000,000 2,957,871
f
Sirius XM Radio LLC,
144A, 4.000%, 7/15/28 ..... 2,500,000 2,334,647
144A, 5.500%, 7/01/29 ..... 2,075,000 2,005,500
144A, 4.125%, 7/01/30 ..... 2,025,000 1,800,603
f
Univision Communications, Inc.,
144A, 8.000%, 8/15/28 ..... 3,000,000 3,012,175
144A, 8.500%, 7/31/31 ..... 3,500,000 3,423,367
48,347,680
Pfd-Financial Services 1.1%
Ally Financial, Inc., B, Junior Sub.
Bond, 4.7% to 5/14/26, FRN
thereafter, Perpetual ....... 2,000,000 1,867,538
Bank of New York Mellon Corp.
(The), Junior Sub. Bond, 6.3%
to 3/19/30, FRN thereafter,
Perpetual ................ 2,000,000 2,054,846
Goldman Sachs Group, Inc.
(The), Junior Sub. Bond, 6.85%
to 2/09/30, FRN thereafter,
Perpetual ................ 2,000,000 2,029,994
5,952,378
Real Estate 6.2%
f
Five Point Operating Co. LP /
Five Point Capital Corp., 144A,
10.500%, 1/15/28 .......... 2,261,291 2,305,500
f
HA Sustainable Infrastructure
Capital, Inc., 144A, 6.375%,
7/01/34 ................. 3,500,000 3,461,662
f
HAT Holdings I LLC / HAT
Holdings II LLC, 144A, 8.000%,
6/15/27 ................. 3,000,000 3,109,440
f
Iron Mountain, Inc.,
144A, 5.000%, 7/15/28 ..... 1,925,000 1,867,794
a a
Shares/
Principal
a
Value
a a a a
Real Estate (continued)
f
Iron Mountain, Inc., (continued)
144A, 4.875%, 9/15/29 ..... 2,500,000 $ 2,388,587
Kennedy-Wilson, Inc.,
4.750%, 2/01/30 .......... 4,000,000 3,582,436
5.000%, 3/01/31 .......... 1,500,000 1,322,078
f
Outfront Media Capital LLC /
Outfront Media Capital Corp.,
144A, 4.625%, 3/15/30 ...... 3,500,000 3,203,656
f
Pebblebrook Hotel LP / PEB
Finance Corp., 144A, 6.375%,
10/15/29 ................ 3,000,000 2,968,520
f
Rithm Capital Corp.,
144A, 6.250%, 10/15/25 .... 2,500,000 2,498,369
144A, 8.000%, 4/01/29 ..... 3,000,000 2,985,860
f
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL Capital
LLC, 144A, 4.750%, 4/15/28 . 3,075,000 2,940,729
32,634,631
Retail 4.3%
f
1011778 BC ULC / New Red
Finance, Inc.,
144A, 6.125%, 6/15/29 ..... 2,000,000 2,014,576
Secured Bond, 144A, 4.000%,
10/15/30 ................ 2,000,000 1,811,740
f
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC,
144A, 3.500%, 3/15/29 ..... 1,175,000 1,082,607
144A, 6.250%, 3/15/33 ..... 2,200,000 2,223,515
f
Bath & Body Works, Inc., 144A,
6.625%, 10/01/30 .......... 2,750,000 2,791,443
f
Macy's Retail Holdings LLC,
144A, 6.700%, 7/15/34 ...... 2,000,000 1,704,106
f
Magnera Corp., 144A, 7.250%,
11/15/31 ................ 2,000,000 1,947,610
New Albertsons LP, 7.750%,
6/15/26 ................. 1,025,000 1,060,739
Safeway, Inc., 7.250%, 2/01/31 .
2,925,000 3,043,111
f
Victoria's Secret & Co., 144A,
4.625%, 7/15/29 ........... 2,000,000 1,751,124
f
Victra Holdings LLC / Victra
Finance Corp., 144A, 8.750%,
9/15/29 ................. 3,000,000 3,098,193
22,528,764
Services 5.3%
f
Clean Harbors, Inc., 144A,
6.375%, 2/01/31 ........... 2,500,000 2,529,405
f
Maxim Crane Works Holdings
Capital LLC, Secured Note,
144A, 11.500%, 9/01/28 ..... 2,200,000 2,210,868
f
Neptune Bidco US, Inc., 144A,
9.290%, 4/15/29 ........... 3,500,000 3,039,611
f
NESCO Holdings II, Inc., Secured
Note, 144A, 5.500%, 4/15/29 . 3,900,000 3,604,968
f
Resideo Funding, Inc., 144A,
6.500%, 7/15/32 ........... 4,000,000 3,995,440

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Services (continued)
f
Staples, Inc., 144A, 10.750%,
9/01/29 ................. 2,000,000 $ 1,809,379
United Rentals North America,
Inc., 5.250%, 1/15/30 ....... 4,300,000 4,224,826
f
WASH Multifamily Acquisition,
Inc., 144A, 5.750%, 4/15/26 .. 4,050,000 4,018,947
f
Williams Scotsman, Inc., 144A,
6.625%, 4/15/30 ........... 2,000,000 2,023,140
27,456,584
Technology & Electronics 6.5%
f
Ciena Corp., 144A, 4.000%,
1/31/30 ................. 2,300,000 2,102,668
f
Cloud Software Group, Inc.,
144A, 6.500%, 3/31/29 ..... 2,000,000 1,945,611
144A, 8.250%, 6/30/32 ..... 3,000,000 3,053,565
f
Coherent Corp., 144A, 5.000%,
12/15/29 ................ 4,300,000 4,105,765
f
Entegris, Inc.,
144A, 4.750%, 4/15/29 ..... 1,000,000 964,929
144A, 5.950%, 6/15/30 ..... 2,125,000 2,116,643
f
Imola Merger Corp., 144A,
4.750%, 5/15/29 ........... 4,500,000 4,277,215
f
Insight Enterprises, Inc., 144A,
6.625%, 5/15/32 ........... 1,800,000 1,816,175
f
NCR Voyix Corp., 144A, 5.125%,
4/15/29 ................. 583,000 555,931
f
Open Text Corp., 144A, 3.875%,
12/01/29 ................ 3,375,000 3,074,289
f
Sensata Technologies BV, 144A,
5.875%, 9/01/30 ........... 2,425,000 2,343,083
f
SS&C Technologies, Inc., 144A,
5.500%, 9/30/27 ........... 2,000,000 1,986,442
f
VM Consolidated, Inc., 144A,
5.500%, 4/15/29 ........... 4,000,000 3,798,908
f
Xerox Corp., 144A, 10.250%,
10/15/30 ................ 2,000,000 1,990,000
34,131,224
Telecommunications 6.8%
f
Altice Financing SA, 144A,
5.750%, 8/15/29 ........... 1,000,000 732,904
f
C&W Senior Finance Ltd., 144A,
9.000%, 1/15/33 ........... 3,000,000 2,955,545
f
Cogent Communications Group
LLC, 144A, 7.000%, 6/15/27 . 4,500,000 4,537,588
f
Cogent Communications Group,
Inc. / Cogent Communications
Finance, Inc., 144A, 7.000%,
6/15/27 ................. 1,000,000 1,007,669
f
Connect Finco SARL / Connect
US Finco LLC, 144A, 9.000%,
9/15/29 ................. 2,000,000 1,825,958
Digicel Intermediate Holdings Ltd.
/ Digicel International Finance
Ltd. / DIFL US LLC, PIK,
12.000%, 5/25/27 .......... 1,012,288 1,005,875
EchoStar Corp., 10.750%,
11/30/29 ................ 3,000,000 3,154,959
a a
Shares/
Principal
a
Value
a a a a
Telecommunications (continued)
f
Fibercop SpA, 144A, 7.200%,
7/18/36 ................. 1,217,000 $ 1,178,007
f
Frontier Communications Holdings
LLC, 144A, 5.000%, 5/01/28 . 4,000,000 3,949,868
f
Millicom International Cellular SA,
144A, 7.375%, 4/02/32 ...... 2,750,000 2,782,835
f
Sable International Finance Ltd.,
144A, 7.125%, 10/15/32 ..... 3,000,000 2,881,881
f
Viasat, Inc., 144A, 7.500%,
5/30/31 ................. 2,000,000 1,512,746
f
Virgin Media Secured Finance plc,
144A, 5.500%, 5/15/29 ...... 3,575,000 3,389,617
f
VZ Secured Financing BV, 144A,
5.000%, 1/15/32 ........... 1,975,000 1,718,416
f
Windstream Services LLC /
Windstream Escrow Finance
Corp., 144A, 8.250%, 10/01/31 3,000,000 3,057,201
35,691,069
Transportation 1.9%
BNSF Funding Trust I, 6.613%
to 1/14/26, FRN thereafter,
12/15/55 ................ 3,325,000 3,346,576
f
Genesee & Wyoming, Inc., 144A,
6.250%, 4/15/32 ........... 3,500,000 3,501,625
f
Watco Cos. LLC / Watco Finance
Corp., 144A, 7.125%, 8/01/32 3,000,000 3,019,509
9,867,710
Utility 1.6%
f
Pattern Energy Operations LP /
Pattern Energy Operations, Inc.,
144A, 4.500%, 8/15/28 ...... 3,150,000 2,933,950
f
TerraForm Power Operating LLC,
144A, 5.000%, 1/31/28 ..... 1,525,000 1,477,390
144A, 4.750%, 1/15/30 ..... 2,025,000 1,884,414
f
XPLR Infrastructure Operating
Partners LP, 144A, 8.375%,
1/15/31 ................. 2,000,000 1,968,482
8,264,236
Total Corporate Bonds
(Cost $450,540,522) ..............
446,587,162
Asset-Backed Securities 1.3%
Real Estate 0.5%
f
Uniti Fiber ABS Issuer LLC,
2025-1A, B, 144A, 6.369%,
4/20/55 ................. 500,000 508,876
2025-1A, C, 144A, 9.120%,
4/20/55 ................. 2,000,000 2,043,971
2,552,847
a a a a a
Telecommunications 0.8%
f
Frontier Issuer LLC,
2023-1, B, 144A, 8.300%,
8/20/53 ................. 2,000,000 2,068,212

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Telecommunications (continued)
f
Frontier Issuer LLC, (continued)
2024-1, B, 144A, 7.020%,
6/20/54 ................. 2,000,000 $ 2,077,546
4,145,758
a a a a a
Total Asset-Backed Securities
(Cost $6,564,303) ................
6,698,605
Loans 7.6%
Automotive 0.6%
e
Clarios Global LP, First Lien,
Amendment No. 6 Dollar CME
Term Loan, 7.075% (1-month
SOFR + 2.750%), 1/28/32 ... 3,000,000 2,959,995
Basic Industry 0.4%
e
Knife River Corp., First Lien, Initial
CME Term Loan, B, 6.286%
(3-month SOFR + 2.000%),
3/08/32 ................. 2,000,000 1,997,500
Consumer Goods 1.0%
e
AI Aqua Merger Sub, Inc., First
Lien, 2025 Refinancing CME
Term Loan, B, 7.323% (1-month
SOFR + 3.000%), 7/31/28 ... 2,950,100 2,926,721
e
United Natural Foods, Inc., First
Lien, 2024 CME Term Loan,
9.074% (1-month SOFR +
4.750%), 5/01/31 .......... 1,982,513 2,011,011
4,937,732
a a a a a
Healthcare 1.1%
e
1261229 BC Ltd., First Lien, CME
Term Loan, 10.385% (12-month
SOFR + 6.250%), 9/25/30 ... 1,000,000 963,750
e
Medline Borrower LP, First Lien,
Dollar Incremental CME Term
Loan, 6.575% (1-month SOFR +
2.250%), 10/23/28 ......... 4,967,519 4,963,719
5,927,469
a a a a a
Leisure 0.4%
e
Gray Media, Inc., First Lien, CME
Term Loan, D, 7.437% (1-month
SOFR + 3.000%), 12/01/28 .. 2,000,000 1,837,710
Media 0.6%
e
Clear Channel Outdoor
Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan,
8.439% (1-month SOFR +
4.000%), 8/23/28 .......... 3,000,000 2,985,375
a a
Shares/
Principal
a
Value
a a a a
Loans
(continued)
Retail 0.6%
e
PetSmart LLC, First Lien, Initial
CME Term Loan, 8.175%
(1-month SOFR + 3.750%),
2/11/28 ................. 2,992,248 $ 2,951,718
Services 0.6%
e
Albion Financing 3 SARL, First
Lien, 2025 Amended US Dollar
CME Term Loan, 7.293%
(3-month SOFR + 3.000%),
8/16/29 ................. 2,992,500 2,999,039
Technology & Electronics 0.5%
e
McAfee Corp., First Lien, CME
Term Loan, B1, 7.323%
(1-month SOFR + 3.000%),
3/01/29 ................. 2,947,636 2,820,888
Telecommunications 1.8%
e
Connect Finco SARL, First Lien,
Amendment No. 4 CME Term
Loan, 8.825% (1-month SOFR +
4.500%), 9/13/29 .......... 1,994,975 1,763,368
e
Consolidated Communications,
Inc., First Lien, 2020 CME Term
Loan, B1, 7.939% (1-month
SOFR + 3.500%), 10/04/27 .. 2,000,000 1,996,410
e
Digicel International Finance Ltd.,
First Lien, CME Term Loan,
PIK, 13.291% (3-month SOFR +
6.650%), 5/25/27 .......... 1,935,757 1,908,850
e
Lumen Technologies, Inc., First
Lien, CME Term Loan, B1,
6.788% (1-month SOFR +
2.350%), 4/16/29 .......... 3,984,812 3,839,763
9,508,391
a a a a a
Total Loans
(Cost $39,132,367) ...............
38,925,817
Total Long Term Investments
(Cost $497,243,013) ..............
493,218,782
a
a
Certificates of Deposit 0.2%
c,d
Shared Interest, Inc., 4.000%,
9/30/25 ................. 500,000 500,000
c
Walden Mutual Bank, 3.930%,
11/14/25 ................ 500,000 499,054
Total Certificates of Deposit
(Cost $1,000,000) ................
999,054

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Money Market 4.1%
g,h
JPMorgan Prime Money Market
Fund, 4.520% ............ 21,554,328 $ 21,554,328
(Cost $21,554,328)
a
Total Investments 98.8%
(Cost $519,797,341) .............
$515,772,164
Other Assets, less Liabilities 1.2% .
6,525,663
Net Assets 100.0% ...............
$522,297,827
a
Rounds to less than 0.05%.
b
Non-income producing security.
c
Illiquid security.
d
Security valued using significant unobservable inputs.
e
Rate shown reflects the accrual rate as of March 31, 2025 on securities with variable or step rates.
f
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
g
Rate shown represents annualized 7-day yield as of March 31, 2025.
h
Institutional Class shares.
CME Chicago Mercantile Exchange
FRN Floating Rate Note
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments (Unaudited), March 31, 2025
Impax Sustainable Allocation Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Affiliated Investment Companies 100.0%
a
Impax Core Bond Fund, Class
Institutional .............. 85,465,124 $ 753,802,390
a
Impax Ellevate Global Women's
Leadership Fund, Class
Institutional .............. 1,970,528 62,446,042
a
Impax Global Environmental
Markets Fund, Class
Institutional .............. 2,782,977 62,310,849
a
Impax Global Opportunities Fund,
Class Institutional .......... 4,214,207 67,511,592
a
Impax Global Sustainable
Infrastructure Fund, Class
Institutional .............. 6,547,668 62,137,371
a
Impax High Yield Bond Fund,
Class Institutional .......... 18,500,850 110,635,086
a
Impax International Sustainable
Economy Fund, Class
Institutional .............. 9,428,525 103,053,776
a
Impax Large Cap Fund, Class
Institutional .............. 73,714,733 880,153,915
a
Impax Small Cap Fund, Class
Institutional .............. 6,320,888 102,145,558
2,204,196,579
Total Affiliated Investment
Companies
(Cost $2,052,274,650) ............
2,204,196,579
Money Market 0.1%
a,b
JPMorgan Prime Money Market
Fund, 4.520% ............ 1,913,046 1,913,046
(Cost $1,913,046)
a
Total Investments 100.1%
(Cost $2,054,187,696) ............
$2,206,109,625
Other Assets, less Liabilities (0.1)%
(1,107,469)
Net Assets 100.0% ...............
$2,205,002,156
a
Institutional Class shares.
b
Rate shown represents annualized 7-day yield as of March 31, 2025.

Notes to Schedule of Investments (Unaudited)
March 31, 2025

Quarterly Schedule of Investments
Impax Funds Series Trust I and Impax Funds Series Trust III
Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the
NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or
NAV determined earlier that day.
For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s
NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The
Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds' portfolio investments, in accordance with policies and procedures approved by the Boards.
In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and
Valuation Committee, as the "valuation designee" to make fair value determinations for all of the Funds' investments for which market quotations are not readily available.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters).
The Funds may determine the fair value of investments based on information provided by pricing services and other third-
party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2025, five securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $473,622, representing 0.06% of the Fund’s net asset value and the High Yield Bond Fund held four securities fair valued at $1,260,793, representing 0.24% of the Fund’s net asset value.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’
fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the
U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will

Quarterly Schedule of Investments
March 31, 2025
be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
Fair Value Measurements  Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own  assumptions in determining the fair value of investments)
Observable inputs are inputs that reflect the assumptions market  participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.
Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.
Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S.
Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal
Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.
Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.
Short-Term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Quarterly Schedule of Investments
Notes to Schedule of Investments (Unaudited), continued
March 31, 2025
The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2025:
Level 1 Level 2 Level 3 Totals
Large Cap Fund
Common Stocks $ 1,207,574,943 $ — $ — $ 1,207,574,943
Cash Equivalents 18,821,714 — — 18,821,714
Total $ 1,226,396,657 $ — $ — $ 1,226,396,657
Small Cap Fund
Common Stocks $ 643,724,127 $ — $ — $ 643,724,127
Cash Equivalents 3,750,638 — — 3,750,638
Total $ 647,474,765 $ — $ — $ 647,474,765
US Sustainable Economy Fund
Common Stocks $ 319,029,901 $ — $ — $ 319,029,901
Cash Equivalents 3,099,395 — — 3,099,395
Total $ 322,129,296 $ — $ — $ 322,129,296
Global Sustainable Infrastructure
Fund
Common Stocks $ 56,923,227 $ 36,028,189 $ — $ 92,951,416
Cash Equivalents 1,019,641 — — 1,019,641
Total $ 57,942,868 $ 36,028,189 $ — $ 93,971,057
Global Opportunities Fund
Common Stocks $ 84,623,003 $ 34,130,352 $ — $ 118,753,355
Cash Equivalents 898,845 — — 898,845
Total $ 85,521,848 $ 34,130,352 $ — $ 119,652,200
Global Environmental Markets
Fund
Common Stocks $ 1,444,328,629 $ 647,943,505 $ — $ 2,092,272,134
Cash Equivalents 9,055,632 — — 9,055,632
Total $ 1,453,384,261 $ 647,943,505 $ — $ 2,101,327,766
Global Social Leaders Fund
Common Stocks $ 1,102,477 $ 724,635 $ — $ 1,827,112
Preferred Stocks — 31,238 — 31,238
Cash Equivalents 71,176 — — 71,176
Total $ 1,173,653 $ 755,873 $ — $ 1,929,526
Global Women’s Leadership Fund
Common Stocks $ 500,950,468 $ 172,640,514 $ — $ 673,590,982
Cash Equivalents 10,474,562 — — 10,474,562
Total $ 511,425,030 $ 172,640,514 $ — $ 684,065,544
International Sustainable
Economy Fund
Common Stocks $ 20,733,657 $ 1,271,715,171 $ — $ 1,292,448,828
Preferred Stocks — 4,899,020 — 4,899,020
Cash Equivalents 22,890,039 — — 22,890,039
Total $ 43,623,696 $ 1,276,614,191 $ — $ 1,320,237,887

Quarterly Schedule of Investments
March 31, 2025
In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser's assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information. Significant unobservable inputs were used by two Funds for Level 3 fair value measurements.
Level 1 Level 2 Level 3 Totals
Core Bond Fund
Community Investment Notes $ — $ 246,405 $ 473,622 $ 720,027
Corporate Bonds — 244,412,612 — 244,412,612
Foreign Government and Agency
Securities — 18,355,638 — 18,355,638
U.S. Government and Agency
Securities — 193,481,676 — 193,481,676
Asset-Backed Securities — 44,211,736 — 44,211,736
Mortgage-Backed Securities — 289,226,201 — 289,226,201
Municipal Bonds — 7,219,148 — 7,219,148
Supranational — 49,387,703 — 49,387,703
Loans — 2,987,228 — 2,987,228
Certificates of Deposit — 499,053 — 499,053
Cash Equivalents 24,604,311 — — 24,604,311
Total $ 24,604,311 $ 850,027,400 $ 473,622 $ 875,105,333
High Yield Bond Fund
Common Stocks $ — $ — $ 44,114 $ 44,114
Preferred Stocks — — 13,944 13,944
Community Investment Notes — 246,405 702,735 949,140
Corporate Bonds — 446,587,162 — 446,587,162
Asset-Backed Securities — 6,698,605 — 6,698,605
Loans — 42,189,500 — 42,189,500
Certificates of Deposit — 499,054 500,000 999,054
Cash Equivalents 21,554,328 — — 21,554,328
Total $ 21,554,328 $ 496,220,726 $ 1,260,793 $ 519,035,847
Sustainable Allocation Fund
Management Investment
Companies $ 2,204,196,579 $ — $ — $ 2,204,196,579
Cash Equivalents 1,913,046 — — 1,913,046
Total $ 2,206,109,625 $ — $ — $ 2,206,109,625
See Schedules of Investments for additional detailed industry classifications.

Quarterly Schedule of Investments
Notes to Schedule of Investments (Unaudited), continued
March 31, 2025
Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s
Adviser. At March 31, 2025, the Sustainable Allocation Fund held the following investments in affiliated Funds:
Fund
Shares
Held at
12/31/2024
Gross
Additions
Gross
Reductions
Shares
Held at
3/31/2025
Sustainable Allocation Fund
Large Cap Fund 74,884,780 — 1,170,047 73,714,733
Small Cap Fund 6,320,888 — — 6,320,888
Global Sustainable Infrastructure Fund 6,547,668 — — 6,547,668
Global Opportunities Fund 4,214,207 — — 4,214,207
Global Environmental Markets Fund 2,782,977 — — 2,782,977
Global Women's Leadership Fund 1,970,528 — — 1,970,528
International Sustainable Economy Fund 9,428,525 — — 9,428,525
Core Bond Fund 84,651,569 813,555 — 85,465,124
High Yield Fund 18,221,512 279,338 — 18,500,850
Fund
Value at
12/31/2024
Dividend
Income
Realized
Gains/
Losses
1
Net change in
Unrealized
Appreciation/
Depreciation
Value at
3/31/2025
Sustainable Allocation Fund
Large Cap Fund $ 957,027,489 $ — $ (46,802) $ (61,826,772) $ 880,153,915
Small Cap Fund 112,195,771 — — (10,050,213) 102,145,558
Global Sustainable Infrastructure
Fund 57,750,434 — — 4,386,937 62,137,371
Global Opportunities Fund 68,986,564 — — (1,474,972) 67,511,592
Global Environmental Markets
Fund 63,396,210 — — (1,085,361) 62,310,849
Global Women's Leadership Fund 64,396,865 — — (1,950,823) 62,446,042
International Sustainable
Economy Fund 95,888,097 — — 7,165,679 103,053,776
Core Bond Fund 734,775,623 7,157,975 — 11,873,866 753,802,390
High Yield Fund 109,693,503 1,685,009 — (743,426) 110,635,086
Total $ 2,264,110,556 $ 8,842,984 $ (46,802) $ (53,705,085) $ 2,204,196,579
1
Includes realized capital gain distributions from an affiliated fund, if any.